Loan Level Exception Report
Run Date - 11/XX/2018 7:26:53 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Status
200258154						MA		Primary	Refinance Cash-out - Other			8/XX/2015 4:01:00 PM	1			1										Loan Review Complete
200309389						OH		Primary	Refinance Cash-out - Other			10/XX/2015 8:33:04 PM	1			1										Loan Review Complete
200683828						CA		Primary	Refinance Rate/Term			7/XX/2016 8:53:15 PM	1			1										Loan Review Complete
200684076	NY	Primary	Refinance Cash-out - Other	Yes	7/XX/2016 12:29:12 PM	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - New York APR Missing: Unable to determine if Rate testing is accurate due to missing information	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Loss Mitigation Document Check - Modification is missing.
EXCEPTION INFO: Tape indicates loan has been modified but no Modification Agreement located in the file.
CLEARED COMMENT (2016-07-20): 07/XX/2016:  Received copy of  MOD clearing issue

[1] Closing / Title - Title: Evidence of title is missing
																			CLEARED COMMENT (2016-08-04): Title Policy Received clearing exception							Reviewed with Exceptions
200957402						CA		Primary	Refinance Cash-out - Other			10/XX/2016 9:05:50 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions
200957465						RI		Primary	Purchase		No	10/XX/2016 10:28:07 PM	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201040973	MA	Primary	Refinance Cash-out - Other	11/XX/2016 10:38:25 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Reviewed with Exceptions
201041013						CA		Primary	Purchase		No	12/XX/2016 9:43:27 PM	3			3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
201041348	MD	Primary	Refinance Cash-out - Other	12/XX/2016 9:43:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $656,332.06 is underdisclosed from calculated Finance Charge of $657,173.24 in the amount of $841.18.
																		EXCEPTION INFO: It appears a lower index was used at origination than the 5.3669% available within the look-back period.								Reviewed with Exceptions
201041350						MD		Primary	Refinance Cash-out - Other			11/XX/2016 6:14:15 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions
201041458						NJ		Primary	Refinance Cash-out - Other			11/XX/2016 8:08:25 PM	1			1										Loan Review Complete
201041530						MI		Investment	Refinance Cash-out - Other			12/XX/2016 9:43:27 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions
201146853	MI	Primary	Refinance Cash-out - Debt Consolidation	12/XX/2016 8:19:34 PM	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2001 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,980.69 is underdisclosed from calculated Finance Charge of $171,754.10 in the amount of $773.41.
EXCEPTION INFO: TIL Itemization did not disclose the processing fee of $170, broker fee of $30, funding fee of $ 225, wire fee of $ 45 or the courier fee of $25 as prepaid finance charges.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
201146956	PA	Primary	Refinance Cash-out - Debt Consolidation	1/XX/2017 9:20:12 PM	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																			CLEARED COMMENT (2017-02-03): 02/XX/2017: Received additional documentation clearing the exception.							Reviewed with Exceptions
201146958						AL		Primary	Refinance Cash-out - Debt Consolidation			1/XX/2017 8:50:40 PM	2			2		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.								Reviewed with Exceptions
201146998	NM	Primary	Refinance Rate/Term	Yes	12/XX/2016 8:19:34 PM	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2002 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201147167	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2017 7:35:41 PM	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201228680	IN	Primary	Refinance Rate/Term	Yes	2/XX/2017 10:03:24 PM	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/XX/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201228682						TN		Primary	Purchase			2/XX/2017 10:03:24 PM	2			2		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.								Reviewed with Exceptions
201228694						FL		Investment	Purchase			1/XX/2017 10:18:19 AM	1			1										Loan Review Complete
201228782	TX	Primary	Refinance Cash-out - Debt Consolidation	1/XX/2017 9:54:04 PM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
CLEARED COMMENT (2017-02-06): documentation provided clearing exception

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																			CLEARED COMMENT (2017-02-06): documentation provided clearing exception							Reviewed with Exceptions
201228822	FL	Primary	Refinance Cash-out - Other	1/XX/2017 4:11:59 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.24600% is underdisclosed from calculated APR of 10.50690% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,250.50 is underdisclosed from calculated Finance Charge of $52,357.11 in the amount of $1,106.61.
EXCEPTION INFO: There is a Lender Credit listed on the first page of the HUD which is un-itemized therefore excluded.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
201229012	FL	Primary	Refinance Cash-out - Other	2/XX/2017 8:55:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2001 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.								Reviewed with Exceptions
201260304	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	2/XX/2017 10:03:24 PM	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201398727						FL		Primary	Refinance Cash-out - Other			2/XX/2017 11:39:01 PM	1			1										Loan Review Complete
201398744	TX	Primary	Purchase	2/XX/2017 5:29:22 PM	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 8.03400% is underdisclosed from calculated APR of 8.23204% outside of 0.125% tolerance.
EXCEPTION INFO: Final HUD reflects a Lender Credit in the amount $1.270.00 on line 208.4 .  Due to missing TIL missing TIL Itemization Lender Credit applied first to Non-APR fees.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,040.54 is underdisclosed from calculated Finance Charge of $100,349.67 in the amount of $1,309.13.
																		EXCEPTION INFO: Final HUD reflects a Lender Credit in the amount $1.270.00 on line 208.4 . Due to missing TIL missing TIL Itemization Lender Credit applied first to Non-APR fees.								Reviewed with Exceptions
201616635	TX	Primary	Purchase	3/XX/2017 4:20:19 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,260.82 is underdisclosed from calculated Finance Charge of $125,632.09 in the amount of $371.27.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $1950.23, however, final HUD reflects
																		$2,285.23.								Reviewed with Exceptions
201616896	NC	Primary	Purchase	Yes	4/XX/2017 8:41:14 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2000.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																			CLEARED COMMENT (2017-04-21): documentation provided clearing exception							Reviewed with Exceptions
201616961	AZ	Primary	Purchase	No	4/XX/2017 9:44:42 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201617028	MD	Primary	Refinance Cash-out - Other	Yes	4/XX/2017 8:43:53 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/XX/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201617044	MO	Primary	Refinance Cash-out - Other	Yes	4/XX/2017 8:41:14 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/XX/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201617259						MS		Primary	Refinance Cash-out - Other			3/XX/2017 3:47:18 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2001.								Reviewed with Exceptions
201617341						LA		Primary	Refinance Cash-out - Debt Consolidation			4/XX/2017 9:44:42 PM	2			2	[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.								Reviewed with Exceptions
201617391	IN	Primary	Purchase	No	3/XX/2017 4:20:19 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2000.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201617518						TN		Primary	Refinance Rate/Term			4/XX/2017 4:52:11 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/XX/2003.								Reviewed with Exceptions
201617570	NY	Primary	Purchase	Yes	4/XX/2017 8:41:14 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201617580	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	4/XX/2017 9:00:47 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XXX exceeds 80% of XXX (the value reflected on the valuation).

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201617813	SC	Primary	Purchase	Yes	4/XX/2017 9:10:13 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2004.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201617820	SC	Primary	Purchase	Yes	4/XX/2017 10:15:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/XX/2004.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201618044	UT	Primary	Refinance Cash-out - Other	Yes	4/XX/2017 4:52:11 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201618097	WA	Primary	Refinance Cash-out - Other	Yes	4/XX/2017 8:41:14 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201628679	PA	Primary	Refinance Cash-out - Other	3/XX/2017 3:47:18 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,493.46 is underdisclosed from calculated Finance Charge of $207,538.41 in the amount of $44.95.
																		EXCEPTION INFO: Per Itemization of Amount Financed, lender did not disclose $35 Closing Services Letter Fee as a pre-paid finance charge.								Reviewed with Exceptions
201628726	VA	Primary	Purchase	Yes	4/XX/2017 9:44:42 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Reviewed with Exceptions
201628831	IN	Primary	Purchase	No	4/XX/2017 11:59:34 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201628890	UT	Primary	Purchase	Yes	4/XX/2017 10:11:01 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201706088	SC	Primary	Refinance Rate/Term	Yes	5/XX/2017 10:38:00 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (SC) - no prepayment penalty allowed if loan amount is XXX
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201706203	GA	Primary	Purchase	Yes	5/XX/2017 7:27:07 PM	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201706293	CT	Primary	Refinance Cash-out - Debt Consolidation	Yes	5/XX/2017 7:18:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201706308	NE	Primary	Purchase	No	5/XX/2017 7:18:44 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201706403	PA	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2017 7:18:44 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
201706416	MA	Primary	Refinance Rate/Term	Yes	5/XX/2017 6:21:14 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201706581	OH	Primary	Purchase	5/XX/2017 9:37:20 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
201706759						NV		Primary	Purchase			5/XX/2017 10:38:00 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2001.								Reviewed with Exceptions
201706825	TX	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2017 1:55:43 PM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/2001.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

																		[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.								Reviewed with Exceptions
201706845	WI	Primary	Purchase	5/XX/2017 12:52:08 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. Maximum prepay penalty for the state of WI is 60 days interest-note states 6 months interest.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
201706863	FL	Primary	Refinance Cash-out - Other	5/XX/2017 5:50:38 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/XX/2002.

																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,525.69 is underdisclosed from calculated Finance Charge of $243,785.24 in the amount of $259.55.								Reviewed with Exceptions
201706947						MA		Primary	Purchase			5/XX/2017 11:05:12 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2002.								Reviewed with Exceptions
201745649	MI	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2017 1:46:15 PM	2	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Reviewed with Exceptions
201824103						TX		Primary	Purchase			5/XX/2017 9:21:16 AM	1			1										Loan Review Complete
201924921	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2017 2:17:21 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201924997						SC		Primary	Refinance Rate/Term			6/XX/2017 2:17:21 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
201972404	MA	Primary	Refinance Cash-out - Other	6/XX/2017 9:40:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2003.								Reviewed with Exceptions
201972408	CA	Primary	Refinance Rate/Term	6/XX/2017 9:40:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Reviewed with Exceptions
201972420	GA	Primary	Purchase	Yes	6/XX/2017 9:40:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
201984475						CO		Primary	Refinance Cash-out - Other			6/XX/2017 3:16:22 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2002.								Reviewed with Exceptions
202093195	CA	Primary	Refinance Cash-out - Debt Consolidation	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Reviewed with Exceptions
202093224	TX	Primary	Purchase	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Reviewed with Exceptions
202093252	TN	Primary	Purchase	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
202093299						AZ		Investment	Purchase			7/XX/2017 10:26:54 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Reviewed with Exceptions
202093357	MN	Primary	Refinance Cash-out - Other	7/XX/2017 10:26:54 AM	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Compliant at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower not in required format.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided Timely at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower less than three (3) days prior to closing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment period not allowed per state (MN) - max prepayment period for MN   42 months - note states 36 months. Lender is XXX

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
202093363						TX		Primary	Purchase			7/XX/2017 10:26:54 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
202093416	NJ	Primary	Refinance Cash-out - Debt Consolidation	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - Prepayment in full of a mortgage loan may be made at any time without penalty in state of NJ - Note states 1% unpaid balance if prepayment exceeds 10%. Lender is XXX								Reviewed with Exceptions
202093417						MD		Primary	Refinance Cash-out - Other			7/XX/2017 10:26:54 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Reviewed with Exceptions
202093519						PA		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2017 6:16:15 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Reviewed with Exceptions
202093536						CA		Primary	Refinance Cash-out - Other			8/XX/2017 6:16:15 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
202093575	KS	Primary	Refinance Cash-out - Other	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Reviewed with Exceptions
202093643	TX	Primary	Purchase	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
202093687						PA		Primary	Refinance Cash-out - Debt Consolidation			7/XX/2017 10:26:54 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Reviewed with Exceptions
202093798	TX	Primary	Refinance Cash-out - Other	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								Reviewed with Exceptions
202148062	FL	Primary	Refinance Cash-out - Debt Consolidation	7/XX/2017 10:26:54 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
202148696	NJ	Primary	Refinance Cash-out - Other	Yes	8/XX/2017 10:26:16 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202148714						TX		Primary	Refinance Cash-out - Other			8/XX/2017 10:53:05 AM	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
202263791	GA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2017 8:00:39 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Reviewed with Exceptions
202263839						MO		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2017 8:00:39 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
202263847						NJ		Primary	Refinance Cash-out - Other			8/XX/2017 8:22:18 AM	1			1										Loan Review Complete
202263867	NC	Primary	Refinance Cash-out - Other	Yes	8/XX/2017 8:00:39 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202263970	IL	Primary	Purchase	No	8/XX/2017 8:00:39 PM	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202264015	TX	Primary	Refinance Cash-out - Other	Yes	8/XX/2017 8:26:56 PM	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202264077	NC	Primary	Refinance Rate/Term	Yes	8/XX/2017 8:00:39 PM	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202264140	SC	Investment	Refinance Cash-out - Debt Consolidation	8/XX/2017 8:00:39 PM	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
202264142						NY		Primary	Refinance Cash-out - Other		Tested	8/XX/2017 8:22:18 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
202264205	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	8/XX/2017 10:04:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202264268	TX	Primary	Refinance Cash-out - Other	Yes	9/XX/2017 4:15:58 PM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202264282						WV		Primary	Purchase			9/XX/2017 12:14:01 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
202264854						SC		Investment	Refinance Rate/Term			8/XX/2017 7:57:15 AM	1			1										Loan Review Complete
202264932						NY		Investment	Refinance Cash-out - Other			8/XX/2017 10:38:17 AM	1			1										Loan Review Complete
202265150						IA		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2017 9:22:14 AM	1			1										Loan Review Complete
202314640	FL	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2017 10:04:50 PM	3	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
202314658	MA	Primary	Purchase	8/XX/2017 10:04:50 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
202333629	TX	Primary	Refinance Rate/Term	Yes	9/XX/2017 3:05:20 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202333669	LA	Primary	Refinance Cash-out - Other	Yes	10/XX/2017 10:53:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202333725						TX		Investment	Refinance Cash-out - Other			9/XX/2017 3:05:20 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
202334493						NJ		Investment	Purchase			9/XX/2017 10:24:35 PM	1			1										Loan Review Complete
202334503	NJ	Primary	Refinance Cash-out - Other	9/XX/2017 6:00:48 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,548.58 is underdisclosed from calculated Finance Charge of $111,598.73 in the amount of $50.15.
																		EXCEPTION INFO: The reason for the under-disclosure is the $50.00 Notice of Settlement charge on the HUD1.								Reviewed with Exceptions
202334625						TX		Investment	Refinance Cash-out - Debt Consolidation			10/XX/2017 11:09:23 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Reviewed with Exceptions
202334765						TX		Primary	Refinance Limited Cash-out GSE			9/XX/2017 6:00:48 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Reviewed with Exceptions
202334778	TX	Primary	Refinance Cash-out - Other	9/XX/2017 6:00:48 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Reviewed with Exceptions
202334783						MA		Primary	Refinance Cash-out - Debt Consolidation			9/XX/2017 6:00:48 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Reviewed with Exceptions
202335239	NJ	Primary	Purchase	No	9/XX/2017 6:00:48 PM	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.

																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Reviewed with Exceptions
202384177						GA		Primary	Purchase			10/XX/2017 11:09:23 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions
202384239						PA		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2017 5:44:51 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
202384284	TX	Primary	Purchase	Yes	10/XX/2017 10:53:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202384347						MS		Primary	Purchase			10/XX/2017 11:52:34 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Reviewed with Exceptions
202384352						FL		Investment	Purchase			10/XX/2017 11:52:34 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
202384356						PA		Primary	Refinance Cash-out - Other			10/XX/2017 11:52:34 PM	1			1										Loan Review Complete
202384360	CA	Primary	Refinance Cash-out - Other	Yes	10/XX/2017 11:52:34 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202390498	IN	Primary	Purchase	No	10/XX/2017 10:53:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202390517	NC	Primary	Refinance Rate/Term	10/XX/2017 5:13:12 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	[1] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.
																			CLEARED COMMENT (2018-04-17): Received copy of initial 1003							Reviewed with Exceptions
202390568						TN		Primary	Refinance Cash-out - Other			10/XX/2017 8:58:33 PM	1			1										Loan Review Complete
202390570	NC	Primary	Refinance Rate/Term	Yes	10/XX/2017 10:53:02 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Stamp covering some fees.
																			CLEARED COMMENT (2018-04-18): Received copy of final HUD clearing issue							Reviewed with Exceptions
202390625						WA		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2017 10:53:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
202390713	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/XX/2017 11:09:23 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202390898	NC	Primary	Refinance Rate/Term	Yes	10/XX/2017 8:27:49 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202390923	VA	Primary	Refinance Rate/Term	Yes	10/XX/2017 8:27:49 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Reviewed with Exceptions
202390941	NC	Primary	Refinance Cash-out - Other	Yes	10/XX/2017 11:09:23 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202390954	VA	Primary	Refinance Cash-out - Other	10/XX/2017 8:27:49 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Reviewed with Exceptions
202421804						NV		Investment	Refinance Cash-out - Other			10/XX/2017 2:39:39 PM	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.								Reviewed with Exceptions
202421806						OR		Investment	Refinance Cash-out - Debt Consolidation			10/XX/2017 2:39:39 PM	1			1										Loan Review Complete
202421814	TX	Primary	Purchase	Yes	10/XX/2017 2:39:39 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202421815	VA	Primary	Refinance Cash-out - Other	Yes	10/XX/2017 2:39:39 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Reviewed with Exceptions
202421818	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/XX/2017 2:39:39 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202421836						IL		Investment	Purchase			10/XX/2017 2:39:39 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
202421871	TX	Primary	Purchase	Yes	10/XX/2017 2:39:39 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202421882						TX		Investment	Purchase			10/XX/2017 2:39:39 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Reviewed with Exceptions
202421886						KS		Investment	Refinance Cash-out - Debt Consolidation			10/XX/2017 2:52:56 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
202421887						KS		Investment	Refinance Rate/Term			10/XX/2017 2:39:39 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided. EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
202421888						KS		Investment	Refinance Rate/Term			10/XX/2017 2:39:39 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
202421895						TX		Investment	Purchase			10/XX/2017 2:39:39 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
202421897						TX		Investment	Purchase			10/XX/2017 2:39:39 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
202421904	OH	Investment	Purchase	10/XX/2017 2:39:39 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided. EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

																		[2] Miscellaneous Compliance - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 07/XX/2004								Reviewed with Exceptions
202421908	LA	Primary	Purchase	No	10/XX/2017 2:39:39 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202421910	OR	Primary	Purchase	No	10/XX/2017 2:39:39 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202421926						FL		Primary	Purchase		No	10/XX/2017 2:39:39 PM	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202421931						FL		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2017 2:39:39 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Reviewed with Exceptions
202421932	FL	Investment	Refinance Cash-out - Other	10/XX/2017 2:39:39 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Reviewed with Exceptions
202425721	FL	Primary	Refinance Rate/Term	Yes	10/XX/2017 10:38:27 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202425798	FL	Primary	Purchase	No	10/XX/2017 10:38:27 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202426532	FL	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2017 10:38:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Reviewed with Exceptions
202452530	TX	Primary	Refinance Cash-out - Other	Yes	11/XX/2017 10:34:18 AM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202452536	TX	Primary	Refinance Cash-out - Other	Yes	11/XX/2017 8:32:39 AM	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Page 1 only provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202452577	TX	Primary	Refinance Cash-out - Other	Yes	11/XX/2017 1:56:37 PM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202452600	TX	Primary	Refinance Cash-out - Other	Yes	11/XX/2017 8:32:39 AM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202452605						TX		Investment	Refinance Cash-out - Other			11/XX/2017 5:15:28 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.								Reviewed with Exceptions
202452607	TX	Primary	Refinance Cash-out - Other	Yes	11/XX/2017 3:50:20 PM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42.1 Endorsement, there is no evidence the Title Policy includes the Texas T-42 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
CLEARED COMMENT (2018-04-18): Received copy of final HUD clearing issue

[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																			CLEARED COMMENT (2018-04-18): Received copy of documents clearing issue							Reviewed with Exceptions
202452686	TX	Primary	Refinance Rate/Term	Yes	11/XX/2017 8:32:39 AM	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202452698	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/XX/2017 4:33:03 PM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202452715	TX	Primary	Refinance Rate/Term	Yes	11/XX/2017 4:33:03 PM	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Mortgage is missing pages 2- 16 including signature/notary page.

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202452742	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/XX/2017 8:32:39 AM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202452861	TX	Primary	Refinance Cash-out - Other	Yes	11/XX/2017 11:27:10 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202452876	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/XX/2017 10:00:26 AM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202482113						TN		Investment	Refinance Rate/Term			10/XX/2017 11:02:36 PM	1			1										Loan Review Complete
202505229	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/XX/2017 3:19:31 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202505300						VA		Investment	Refinance Cash-out - Other			11/XX/2017 3:19:31 PM	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.								Reviewed with Exceptions
202505307	CA	Primary	Refinance Rate/Term	Yes	11/XX/2017 4:38:06 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202505326	OK	Primary	Purchase	No	11/XX/2017 4:38:06 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202505339						PA		Primary	Refinance Rate/Term			11/XX/2017 8:32:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.								Reviewed with Exceptions
202505391	FL	Primary	Refinance Rate/Term	Yes	11/XX/2017 4:38:06 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202505406	AL	Primary	Refinance Rate/Term	11/XX/2017 4:33:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
202505412	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/XX/2017 4:38:06 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202505432						TN		Primary	Purchase			11/XX/2017 4:33:03 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
202505448	GA	Primary	Purchase	Yes	11/XX/2017 4:33:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202505520	AL	Primary	Purchase	No	11/XX/2017 6:28:07 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202505569	MI	Primary	Refinance Rate/Term	Yes	11/XX/2017 4:38:06 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Mortgage missing pages 2-14 of 14.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either preliminary or final title.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202505588	MI	Primary	Purchase	No	11/XX/2017 12:40:18 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202516197	NJ	Primary	Purchase	No	11/XX/2017 4:38:06 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: No limit for state of NJ.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202516249	NJ	Primary	Refinance Rate/Term	Yes	11/XX/2017 3:19:31 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Max 4% late charge on loans originated prior to 11/XX/03. Note calls for a 5% penalty.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202516259						GA		Investment	Purchase			11/XX/2017 4:38:06 PM	1			1										Loan Review Complete
202524385	MI	Primary	Purchase	11/XX/2017 5:16:59 PM	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.48140% is underdisclosed from calculated APR of 9.78512% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,154.19 is underdisclosed from calculated Finance Charge of $181,519.12 in the amount of $2,364.93.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Reviewed with Exceptions
202524402						NC		Primary	Purchase			11/XX/2017 9:19:37 AM	1			1										Loan Review Complete
202524446						IL		Primary	Purchase			11/XX/2017 4:38:06 PM	2			2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1996.								Reviewed with Exceptions
202524481	TN	Primary	Purchase	11/XX/2017 3:50:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions
202554461	NY	Primary	Purchase	No	3/XX/2018 9:05:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

																	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202554464	NY	Primary	Purchase	Yes	11/XX/2017 5:15:28 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1997 used as disbursement date for compliance testing.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		EXCEPTION INFO: Occupancy could not be determined based on documentation provided								Reviewed with Exceptions
202593169	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/XX/2017 10:53:12 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202593176						IL		Primary	Refinance Cash-out - Debt Consolidation			11/XX/2017 10:53:12 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.								Reviewed with Exceptions
202593177	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/XX/2017 10:53:12 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202593199	MI	Primary	Refinance Cash-out - Other	Yes	11/XX/2017 10:53:12 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: Prepayment charge not allowed per state (MI) - max prepayment charge for MI is 1% within 3 years - note states 6 months advance interest on any amount in excess of 20% within first 60 months.  Lender is XXXX

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202656742	TX	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:08:53 PM	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: File contains only page 1 of Security Instrument.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 07/XX/2001, prior to three (3) business days from transaction date of 07/XX/2001.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202656790	NJ	Primary	Refinance Rate/Term	Yes	12/XX/2017 10:08:53 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202656824	TX	Primary	Refinance Rate/Term	Yes	12/XX/2017 3:45:30 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only pages 1 and 3 of 16 provided. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202656844	TX	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:08:53 PM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 11/XX/2001, prior to three (3) business days from transaction date of 11/XX/2001.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202656857	TX	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 9:20:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2001.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202656905	TX	Primary	Refinance UTD	Yes	12/XX/2017 10:23:32 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202656927	TX	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:23:32 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202657001	TX	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:06:24 PM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202657015	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 9:33:03 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202657020	TX	Primary	Refinance Rate/Term	Yes	12/XX/2017 10:35:12 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202657026	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 9:33:03 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658248	VA	Primary	Purchase	No	12/XX/2017 10:35:12 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
202658255	OH	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:35:12 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658284	NJ	Primary	Purchase	No	12/XX/2017 10:35:12 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 4% - note states 5%

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658314	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 10:35:12 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658363	NC	Primary	Refinance Rate/Term	Yes	12/XX/2017 1:43:52 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658364						GA		Investment	Purchase			12/XX/2017 12:32:08 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.								Reviewed with Exceptions
202658366	TX	Primary	Purchase	No	12/XX/2017 10:35:12 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658370	IL	Primary	Purchase	No	12/XX/2017 1:05:14 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658431	MS	Primary	Refinance Rate/Term	Yes	12/XX/2017 1:05:14 AM	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658496						IN		Primary	Refinance Cash-out - Other			12/XX/2017 10:08:53 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
202658511	OH	Primary	Purchase	No	12/XX/2017 10:08:53 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658553	NE	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 6:48:19 PM	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658767	NC	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:50:18 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658775	FL	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:50:18 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658776	MI	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:50:18 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202658779	MS	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:50:18 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202692424	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 10:08:53 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202692513	NC	Investment	Purchase	Yes	12/XX/2017 12:30:33 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
202692529	AL	Primary	Refinance Cash-out - Debt Consolidation	12/XX/2017 10:36:56 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

																		[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.								Reviewed with Exceptions
202700591	NC	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 9:20:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202700617	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 10:09:41 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202700628	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 9:20:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202700640	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 9:20:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202700648	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 9:20:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202700663	GA	Primary	Refinance Rate/Term	Yes	12/XX/2017 9:20:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202700675	GA	Primary	Refinance Rate/Term	Yes	12/XX/2017 9:20:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202700699	GA	Primary	Refinance Rate/Term	Yes	12/XX/2017 9:20:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202700736	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 9:20:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only pages 1,2, and 16/16 were provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202700737	GA	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 9:20:03 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page 1 of Mortgage is in file.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202700795						NY		Primary	Purchase			12/XX/2017 4:29:20 PM	1			1										Loan Review Complete
202700835	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 10:36:56 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202700880	NY	Primary	Refinance Cash-out - Other	12/XX/2017 6:04:01 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Reviewed with Exceptions
202700882						NC		Primary	Refinance Rate/Term			12/XX/2017 4:29:20 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
202700887						GA		Primary	Refinance Cash-out - Debt Consolidation			12/XX/2017 4:29:20 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.								Reviewed with Exceptions
202700896	NY	Primary	Refinance Cash-out - Debt Consolidation	12/XX/2017 12:25:55 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY with interest rate greater than 6% is 0% - note states 5% within 12 months. Lender is XXX

																		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Reviewed with Exceptions
202700959	GA	Primary	Refinance Rate/Term	Yes	12/XX/2017 10:52:18 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202700994						NC		Investment	Purchase			12/XX/2017 10:52:18 PM	1			1										Loan Review Complete
202700995						NC		Investment	Refinance Rate/Term			12/XX/2017 10:52:18 PM	1			1										Loan Review Complete
202700996						NC		Investment	Refinance Cash-out - Other			12/XX/2017 10:52:18 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Reviewed with Exceptions
202701059						NY		Primary	Refinance Cash-out - Debt Consolidation			12/XX/2017 5:25:32 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Reviewed with Exceptions
202701077						GA		Primary	Purchase			12/XX/2017 5:25:32 PM	1			1										Loan Review Complete
202709047	AR	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 9:33:03 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202709057	NE	Primary	Refinance Rate/Term	Yes	12/XX/2017 8:51:23 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202709157	AZ	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:04:13 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202709167	MI	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 8:51:23 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202709175	FL	Primary	Refinance Rate/Term	Yes	12/XX/2017 8:51:23 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202709193	MD	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:04:13 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202709207	WA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/XX/2017 10:04:13 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Pages 1 and 3 of 15 only were provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202709208	MI	Primary	Refinance Rate/Term	Yes	12/XX/2017 10:04:13 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202709213	AL	Primary	Refinance Cash-out - Other	Yes	12/XX/2017 10:04:13 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202709220	AZ	Primary	Refinance Rate/Term	Yes	12/XX/2017 10:04:13 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202709245	CO	Primary	Refinance Rate/Term	Yes	12/XX/2017 10:04:13 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794882	KY	Investment	Refinance Cash-out - Debt Consolidation	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only pages 1-3 in file.  Missing pages 4-15.

[3] Closing / Title - Title: Evidence of title is missing
																	EXCEPTION INFO: File does not contain either Preliminary or Final Title	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.								Reviewed with Exceptions
202794883	FL	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 3:34:40 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794884	FL	Primary	Refinance Rate/Term	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: File only contains pages 1 and 3 of mortgage.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either preliminary or final title.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794886						MO		Primary	Refinance Cash-out - Other			1/XX/2018 3:34:40 PM	1			1										Loan Review Complete
202794887	GA	Investment	Refinance Cash-out - Debt Consolidation	1/XX/2018 3:34:40 PM	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only contains page 1.

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

																	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
202794890						FL		Investment	Purchase			1/XX/2018 3:34:40 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
202794891						IN		Primary	Refinance Rate/Term			1/XX/2018 3:34:40 PM	1			1										Loan Review Complete
202794897	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794900	WI	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Mortgage from origination is missing pages 2-12 (of 12).

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794904	NV	Primary	Refinance Rate/Term	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Closing / Title - Missing Document: Rider - PUD not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794907						AL		Investment	Refinance Cash-out - Other			1/XX/2018 3:34:40 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
202794908						TN		Investment	Purchase			1/XX/2018 3:34:40 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Reviewed with Exceptions
202794909						AL		Investment	Purchase			1/XX/2018 3:34:40 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Reviewed with Exceptions
202794910						NY		Investment	Refinance Cash-out - Other			1/XX/2018 3:34:40 PM	1			1										Loan Review Complete
202794913	OH	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Deed of Trust in file is incomplete and consists of pages 1 & 2 of 8 and the Legal Description Exhibit

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794914	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only contains page 1.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794915	MO	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only contains page 1. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794916						FL		Investment	Purchase			1/XX/2018 3:34:40 PM	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001.								Reviewed with Exceptions
202794918						KY		Investment	Purchase			1/XX/2018 3:34:40 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
202794922						NM		Investment	Refinance Rate/Term			1/XX/2018 3:34:40 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Reviewed with Exceptions
202794924	CA	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Mortgage from origination is missing page 2 and pages 4-13 (of 13).	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794925	GA	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: Both prelim and final title evidence are missing from file	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794927	OH	Investment	Refinance Cash-out - Other	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security instrument only contains page one and legal description.

																	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.								Reviewed with Exceptions
202794930	AL	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794933						FL		Investment	Refinance Cash-out - Other			1/XX/2018 3:34:40 PM	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Page 1 & 2 only provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.								Reviewed with Exceptions
202794934						FL		Investment	Refinance Cash-out - Other			1/XX/2018 3:34:40 PM	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Mortgage is missing page 2 and pages 4-16. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.								Reviewed with Exceptions
202794935	NY	Primary	Refinance Cash-out - Other	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%								Reviewed with Exceptions
202794939	PA	Primary	Refinance Cash-out - Other	1/XX/2018 3:34:40 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
202794940	PA	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Page 1 only provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794941						MO		Investment	Refinance Cash-out - Debt Consolidation			1/XX/2018 3:34:40 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.								Reviewed with Exceptions
202794945						OH		Primary	Purchase			1/XX/2018 3:34:40 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Reviewed with Exceptions
202794954	MI	Primary	Refinance Cash-out - Other	1/XX/2018 3:34:40 PM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Reviewed with Exceptions
202794955						TN		Investment	Purchase			1/XX/2018 3:34:40 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
202794959						TN		Investment	Refinance Cash-out - Debt Consolidation			1/XX/2018 3:34:40 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001.								Reviewed with Exceptions
202794961	NV	Primary	Purchase	No	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794964						GA		Investment	Refinance Cash-out - Other			1/XX/2018 3:34:40 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.								Reviewed with Exceptions
202794965						FL		Investment	Purchase			1/XX/2018 3:34:40 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.								Reviewed with Exceptions
202794966						MI		Investment	Purchase			1/XX/2018 3:34:40 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
202794968	WA	Primary	Purchase	No	1/XX/2018 3:34:40 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794969	NC	Investment	Purchase	1/XX/2018 11:28:33 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Reviewed with Exceptions
202794971	FL	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794972						AL		Primary	Refinance Cash-out - Debt Consolidation			1/XX/2018 3:34:40 PM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Reviewed with Exceptions
202794973	CT	Primary	Refinance Rate/Term	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794974	MI	Primary	Refinance Rate/Term	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Reviewed with Exceptions
202794976	MO	Primary	Refinance Rate/Term	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794977						IN		Investment	Refinance Cash-out - Other			1/XX/2018 3:34:40 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provide.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.								Reviewed with Exceptions
202794978	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794979						AL		Investment	Refinance Cash-out - Other			1/XX/2018 3:34:40 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.								Reviewed with Exceptions
202794981	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument only contains the first page.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794983	MS	Investment	Refinance Cash-out - Debt Consolidation	1/XX/2018 3:34:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument incomplete due to missing page 2 through 14 of 14.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2002 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.								Reviewed with Exceptions
202794985						CA		Primary	Purchase			1/XX/2018 3:34:40 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
202794989	FL	Investment	Purchase	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: File contains only page 1 of mortgage.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

																	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Reviewed with Exceptions
202794994	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794995	CA	Primary	Refinance Rate/Term	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794996	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202794997						CT		Primary	Refinance Cash-out - Debt Consolidation			1/XX/2018 3:49:09 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Reviewed with Exceptions
202795001	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795002	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795009	GA	Primary	Purchase	No	1/XX/2018 3:49:09 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795010	MS	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (MS) - max late charge for MS is 4% - note states 5%

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795011						TN		Primary	Purchase			1/XX/2018 3:49:09 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Reviewed with Exceptions
202795014	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: File contains only page 1 of the mortgage [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795015						NJ		Investment	Refinance Rate/Term			1/XX/2018 3:49:09 PM	1			1										Loan Review Complete
202795021						WA		Primary	Refinance Cash-out - Debt Consolidation			1/XX/2018 3:49:09 PM	1			1										Loan Review Complete
202795023	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795024						CA		Investment	Refinance Cash-out - Debt Consolidation			1/XX/2018 3:49:09 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
202795025	FL	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795029	TX	Primary	Purchase	1/XX/2018 3:49:09 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $215,546.42 is underdisclosed from calculated Finance Charge of $215,803.89 in the amount of $257.47.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Reviewed with Exceptions
202795030	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795031						OH		Primary	Refinance Cash-out - Debt Consolidation			1/XX/2018 3:49:09 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.								Reviewed with Exceptions
202795032						AL		Primary	Refinance Cash-out - Other			1/XX/2018 3:49:09 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.								Reviewed with Exceptions
202795034	CA	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795036	MN	Primary	Refinance Cash-out - Other	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: Late charge not allowed per state (MN) - max late charge for MN is 5% - note states 10%								Reviewed with Exceptions
202795037						FL		Investment	Purchase			1/XX/2018 3:49:09 PM	1			1										Loan Review Complete
202795039	AZ	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Page 1 & 2 only provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795041						PA		Investment	Purchase			1/XX/2018 3:49:09 PM	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001.								Reviewed with Exceptions
202795045	AL	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 3:49:09 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795047	NM	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795049	NC	Investment	Refinance Cash-out - Debt Consolidation	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: File contained only a partial document, which included the Legal Description and 3 of 15 pages of the Deed of Trust

[3] Closing / Title - Title: Evidence of title is missing
																	EXCEPTION INFO: Both Preliminary and Final Title reports missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001.								Reviewed with Exceptions
202795050	VA	Investment	Purchase	1/XX/2018 3:49:09 PM	3	3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
202795053	IA	Primary	Refinance Rate/Term	Yes	1/XX/2018 3:49:09 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795057						MT		Primary	Refinance Cash-out - Debt Consolidation			1/XX/2018 3:49:09 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.								Reviewed with Exceptions
202795058						IN		Investment	Refinance Cash-out - Other			1/XX/2018 3:49:09 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Reviewed with Exceptions
202795061	GA	Investment	Refinance Rate/Term	1/XX/2018 11:33:37 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument is missing pages 8-13 (of 13).

																	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.								Reviewed with Exceptions
202795063	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 11:36:03 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument incomplete due to missing pages 2 through 7 of 7.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795064	IN	Investment	Purchase	1/XX/2018 11:41:57 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
202795067						GA		Investment	Purchase			1/XX/2018 3:49:09 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
202795068	MO	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795069						KY		Primary	Refinance Cash-out - Debt Consolidation			1/XX/2018 3:49:09 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.								Reviewed with Exceptions
202795070	KY	Primary	Refinance Rate/Term	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795071	IL	Investment	Refinance Cash-out - Other	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1998.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
202795072	FL	Investment	Refinance Cash-out - Other	1/XX/2018 11:47:56 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2000.								Reviewed with Exceptions
202795074						VA		Investment	Purchase			1/XX/2018 3:49:09 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Reviewed with Exceptions
202795075						CO		Investment	Refinance Rate/Term			1/XX/2018 3:49:09 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.								Reviewed with Exceptions
202795076	MS	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 2-11

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795078	KY	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 11:51:07 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Mortgage from origination is missing pages 2-13 (of 13).

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795079						MO		Investment	Refinance Cash-out - Other			1/XX/2018 3:49:09 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
202795081						IN		Investment	Refinance Cash-out - Other			1/XX/2018 3:49:09 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
202795082	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument only contains page one and legal description.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795083	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 3:49:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795086	TX	Primary	Purchase	Yes	1/XX/2018 3:49:09 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795087	FL	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795089	AZ	Second Home	Refinance Cash-out - Other	No	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795090						VT		Investment	Refinance Cash-out - Debt Consolidation			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795091						LA		Investment	Refinance Cash-out - Debt Consolidation			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795092						OK		Investment	Refinance Rate/Term			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795093						OK		Investment	Refinance Rate/Term			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795094						OK		Investment	Refinance Rate/Term			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795096						OR		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.								Reviewed with Exceptions
202795097						NC		Second Home	Refinance Rate/Term			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795100	OK	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795101	FL	Primary	Purchase	No	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795104						AL		Primary	Refinance Cash-out - Debt Consolidation			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
202795105						TX		Investment	Purchase			1/XX/2018 5:00:04 PM	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)									Reviewed with Exceptions
202795109						IN		Investment	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Reviewed with Exceptions
202795110	AR	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 11:53:57 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795111	MA	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795113						TX		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001.								Reviewed with Exceptions
202795118	WI	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795119	MD	Primary	Refinance Cash-out - Debt Consolidation	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
202795122	TX	Primary	Purchase	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795125						AL		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Reviewed with Exceptions
202795126						TX		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
202795129	MI	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: File does not contain either Preliminary or Final Title	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795134						PA		Investment	Purchase			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795135						CO		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
202795136	MI	Primary	Refinance Rate/Term	1/XX/2018 5:00:04 PM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.								Reviewed with Exceptions
202795138						TX		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
202795140	CO	Primary	Refinance Rate/Term	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Pages 3-8 of Deed of Trust are missing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795142						TX		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
202795144						MI		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Reviewed with Exceptions
202795146						NC		Investment	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
202795147	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795149	SC	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Mortgage provided in the file only contains page 1 and the legal description, missing a complete copy of the mortgage.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795150						CO		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
202795152						WA		Investment	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Reviewed with Exceptions
202795153						WA		Investment	Refinance Rate/Term			1/XX/2018 5:00:04 PM	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
202795154	TX	Primary	Refinance Cash-out - Other	No	1/XX/2018 5:00:04 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Texas Home Equity Loan Not Permitted prior to January 1, 1998): Texas Home Equity Loan Not Permitted prior to January 1, 1998.

[3] Closing / Title - Title: Evidence of title is missing

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/1995 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795156	NY	Primary	Refinance Cash-out - Other	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,681.69 is underdisclosed from calculated Finance Charge of $178,743.19 in the amount of $61.50.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
202795159	WI	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only contains first 2 pages.

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795160	CA	Investment	Purchase	1/XX/2018 5:00:04 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001.								Reviewed with Exceptions
202795161	PA	Investment	Refinance Cash-out - Debt Consolidation	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: File only contains page 1 of the mortgage.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

																	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001.								Reviewed with Exceptions
202795162						IL		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Reviewed with Exceptions
202795165	FL	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795166						FL		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
202795167	OK	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795168	WA	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Mortgage from origination is missing pages.

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795170						FL		Investment	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.								Reviewed with Exceptions
202795171	CA	Primary	Purchase	No	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: File is missing Security Instrument pages 3-13 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795172						WA		Primary	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
202795175	CA	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795176	TX	Primary	Purchase	Yes	1/XX/2018 5:00:04 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795178	NJ	Primary	Purchase	No	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795179	MI	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795180						GA		Investment	Refinance Cash-out - Debt Consolidation			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795182						NC		Investment	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
202795184						FL		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
202795185	NE	Primary	Refinance Rate/Term	Yes	1/XX/2018 1:25:58 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: File only contains first 2 pages of mortgage

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795186	LA	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795187	NY	Investment	Refinance Cash-out - Other	1/XX/2018 5:00:04 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

																	[3] Closing / Title - Title: Evidence of title is missing									Reviewed with Exceptions
202795190						TX		Primary	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
202795194	SC	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795196						OH		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
202795199	MS	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795200	TX	Primary	Purchase	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
202795201	AR	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795202	KY	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795203	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795204						TX		Investment	Purchase			1/XX/2018 5:00:04 PM	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)									Reviewed with Exceptions
202795207	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795209	FL	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795210						TN		Primary	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Reviewed with Exceptions
202795211	AL	Primary	Refinance Rate/Term	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795212	IN	Primary	Refinance Rate/Term	Yes	1/XX/2018 5:00:04 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795213	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795216						KY		Investment	Refinance Rate/Term			1/XX/2018 5:00:04 PM	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.								Reviewed with Exceptions
202795217						KY		Investment	Refinance Rate/Term			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
202795219	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795222						MI		Primary	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Reviewed with Exceptions
202795223	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795224	WI	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795225						AZ		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
202795226						TN		Primary	Refinance Cash-out - Debt Consolidation			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.								Reviewed with Exceptions
202795228						OH		Primary	Refinance Cash-out - Debt Consolidation			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
202795231						PA		Investment	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Reviewed with Exceptions
202795232						OH		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
202795233						NM		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
202795234	NC	Primary	Refinance Rate/Term	Yes	1/XX/2018 5:00:04 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: No Final or Commitment in file	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795237	FL	Primary	Purchase	No	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795238	FL	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795239	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795243						GA		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
202795245	NV	Primary	Purchase	No	1/XX/2018 1:35:20 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Mortgage incomplete, only pages 1 and 2 of 13 are in the file.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2001.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795247	SC	Primary	Purchase	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
202795248	FL	Primary	Purchase	No	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795252	MO	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795254	VA	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Reviewed with Exceptions
202795255						IN		Investment	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795259						GA		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
202795261	AL	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795263						IL		Investment	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
202795265						OH		Investment	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795266						WA		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
202795269						CA		Investment	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Reviewed with Exceptions
202795271	IN	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Missing pages 2-12. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795273						OH		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
202795274						TX		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
202795276						SC		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Reviewed with Exceptions
202795277						SC		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only have page 1 of 15 in file, missing pages 2-15 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Reviewed with Exceptions
202795279	AL	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795280						SC		Investment	Purchase			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795281						OK		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Reviewed with Exceptions
202795283						FL		Investment	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Reviewed with Exceptions
202795286						IN		Investment	Refinance Rate/Term			1/XX/2018 5:00:04 PM	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
202795290						AL		Investment	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
202795291	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795292	IN	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795294						OK		Primary	Refinance Cash-out - Debt Consolidation			1/XX/2018 5:00:04 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.								Reviewed with Exceptions
202795295	NM	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795297						IN		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
202795300	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 2:31:22 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only contains first page.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795301						RI		Primary	Refinance Rate/Term			1/XX/2018 5:00:04 PM	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Reviewed with Exceptions
202795302						FL		Investment	Refinance Cash-out - Debt Consolidation			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
202795304	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795305	IN	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795306	WA	Primary	Purchase	No	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795307						PA		Investment	Purchase			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795308	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 2:36:22 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MI) - max prepayment charge for MI loan is 1% of the amount prepaid - note states 5% UPB. Lender is XXX

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 02/XX/2002

																		[2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 02/XX/2002								Reviewed with Exceptions
202795309	FL	UTD	Purchase	No	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
202795310	CA	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795312	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795313	CA	Primary	Refinance Rate/Term	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Deed of Trust in file is incomplete and consists of only pages 1 and 2 of 12

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795314						OH		Investment	Purchase			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
202795315						TN		Primary	Refinance Cash-out - Other			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795316	KY	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795317	SC	Primary	Purchase	No	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2001.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795318	AL	Primary	Refinance Cash-out - Other	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795321	FL	Primary	Purchase	No	1/XX/2018 5:00:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795322						SC		Primary	Refinance Rate/Term			1/XX/2018 5:00:04 PM	1			1										Loan Review Complete
202795323	VA	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 5:00:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202795325						CA		Primary	Refinance Rate/Term			1/XX/2018 5:00:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
202795486	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX/2018 9:45:34 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
202804769	IN	Primary	Refinance Cash-out - Other	1/XX/2018 8:13:47 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
202804784	LA	Investment	Refinance Cash-out - Debt Consolidation	1/XX/2018 9:30:43 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.								Reviewed with Exceptions
202914828	GA	Primary	Refinance Cash-out - Other	2/XX/2018 4:22:31 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 6%.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
203003430	TN	Primary	Purchase	No	3/XX/2018 8:10:52 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203058979	OR	Primary	Construction-Permanent	3/XX/2018 10:00:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
203071932	NC	Primary	Refinance Rate/Term	3/XX/2018 5:18:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: Late charge not allowed per state (NC)-max late charge is 4%- Note states 5%.								Reviewed with Exceptions
203071944						FL		Primary	Refinance Cash-out - Debt Consolidation			3/XX/2018 5:18:03 PM	1			1										Loan Review Complete
203071946	CA	Primary	Purchase	3/XX/2018 5:18:03 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions
203071947	WI	Primary	Refinance Rate/Term	Yes	3/XX/2018 5:18:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203071961	PA	Primary	Refinance Rate/Term	3/XX/2018 5:18:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
203071964	VA	Primary	Refinance Cash-out - Debt Consolidation	Yes	3/XX/2018 5:18:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Reviewed with Exceptions
203072000	SC	Primary	Refinance Rate/Term	Yes	3/XX/2018 5:18:03 PM	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203084830	OH	Primary	Refinance Cash-out - Debt Consolidation	3/XX/2018 5:29:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,453.32 is underdisclosed from calculated Finance Charge of $167,489.71 in the amount of $36.39.
EXCEPTION INFO: Audit sheet indicate the Index used was 2.75%. The closest Index available in
																		our look-back period is 2.7806%.								Reviewed with Exceptions
203084911	PA	Primary	Refinance Cash-out - Debt Consolidation	3/XX/2018 5:29:03 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Minimum 15 days grace for state banks (PA) - Note states 10 days - Lender: XXX

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Reviewed with Exceptions
203084991	LA	Primary	Refinance Cash-out - Other	3/XX/2018 5:29:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $360,440.01 is underdisclosed from calculated Finance Charge of $360,642.05 in the amount of $202.04.
																		EXCEPTION INFO: The itemization of amount financed did not include the Recording Service fee of $ 167 or the CPL of $25.00 as paid finance charges.								Reviewed with Exceptions
203085029	ID	Primary	Refinance Cash-out - Debt Consolidation	3/XX/2018 5:29:03 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
203085171	TX	Primary	Purchase	Yes	3/XX/2018 5:29:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203085204						TX		Primary	Purchase			3/XX/2018 9:48:53 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
203085243	WA	Primary	Refinance Cash-out - Other	3/XX/2018 5:29:03 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
203111398	FL	UTD	Refinance UTD	Yes	3/XX/2018 8:41:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
203111489	LA	UTD	Refinance UTD	Yes	3/XX/2018 8:41:03 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
203111516	OH	Primary	Refinance UTD	Yes	3/XX/2018 11:15:58 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203180454	SC	Primary	Refinance Cash-out - Debt Consolidation	4/XX/2018 8:50:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $67,871.04 is underdisclosed from calculated Finance Charge of $68,071.08 in the amount of $200.04.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
203180492	MS	Primary	UTD UTD	Yes	4/XX/2018 8:50:18 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203180510	OH	Primary	Refinance UTD	Yes	4/XX/2018 8:50:18 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH is 1% - note states 6 months advance interest that exceeds 20% of original principal amount. Lender is XXXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203180517	NC	Primary	Refinance UTD	Yes	4/XX/2018 8:50:18 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203180527	TX	Primary	Refinance Cash-out - Debt Consolidation	4/XX/2018 2:03:12 PM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,778.61 is underdisclosed from calculated Finance Charge of $71,897.52 in the amount of $118.91.
EXCEPTION INFO: TIL itemization did not include $350 Settlement fee and $100 Recording Service Fee in the prepaid finance charges.

[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
																		EXCEPTION INFO: Missing Final Title.								Reviewed with Exceptions
203180543	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	4/XX/2018 9:15:24 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203180544	TX	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 9:15:24 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203180750						CA		Second Home	Purchase			4/XX/2018 8:50:18 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
203180758						WA		Primary	Construction-Permanent			4/XX/2018 2:03:12 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
203180798						VA		Primary	Purchase			5/XX/2018 10:00:38 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/1999.								Reviewed with Exceptions
203180857						KY		Primary	Refinance Rate/Term			5/XX/2018 10:00:38 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2000.								Reviewed with Exceptions
203180886	TX	Primary	Refinance Cash-out - Other	4/XX/2018 9:29:19 AM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
203180911	MI	Primary	Refinance Cash-out - Other	Yes	5/XX/2018 10:00:38 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203180921	CT	Primary	Refinance Cash-out - Other	5/XX/2018 10:00:38 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2001, prior to three (3) business days from transaction date of 02/XX/2001.								Reviewed with Exceptions
203180929						TX		Primary	Purchase			4/XX/2018 9:02:39 PM	1			1										Loan Review Complete
203180982	NY	UTD	Purchase	Yes	5/XX/2018 10:00:38 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Final 1003 missing from review package

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
EXCEPTION INFO: source document not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1999 used as disbursement date for compliance testing.
EXCEPTION INFO: source document not provided

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal not provided, no additional lender documents to validate value provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
EXCEPTION INFO: source document not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		EXCEPTION INFO: Unable to determine occupancy file does not contain sufficient documets								Reviewed with Exceptions
203180985	OH	Primary	Purchase	No	5/XX/2018 10:00:38 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal not provided.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
203181002	NC	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 10:00:38 PM	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
203181009	VA	Primary	Refinance Cash-out - Debt Consolidation	4/XX/2018 9:29:19 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $969,584.34 is underdisclosed from calculated Finance Charge of $969,624.36 in the amount of $40.02.
																		EXCEPTION INFO: Itemization did not disclose the title courier fee of $40 as prepaid finance charges.								Reviewed with Exceptions
203181015	PA	Primary	Refinance Cash-out - Other	5/XX/2018 10:00:38 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1999.

																		[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.								Reviewed with Exceptions
203181052	NY	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 10:00:38 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
203181054						OH		Primary	Refinance Cash-out - Other			5/XX/2018 10:00:38 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/1999.								Reviewed with Exceptions
203220844	AR	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203220884	TN	Primary	Refinance Rate/Term	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203220894	MI	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Unable to determine appraised value of the subject property at time of origination due to missing information.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203220937	NC	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 9:11:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203221006	PA	UTD	Refinance Limited Cash-out GSE	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: No Appraisal provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: The restriction on grace period days did not go into affect until  09/XX/08.  As of the date of this loan, there was no restriction.  So there is no violation

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
203221026	LA	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203221088	LA	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203221095	OH	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203221117	MS	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 7:12:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203221120	MS	Primary	Refinance Cash-out - Other	Yes	4/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203322183	PA	Investment	Purchase	5/XX/2018 10:00:38 PM	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/1998.

																		[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.								Reviewed with Exceptions
203335091	TX	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 2:32:54 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
203335100	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	5/XX/2018 2:32:54 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203335114						MI		Primary	Purchase			5/XX/2018 10:05:36 PM	1			1										Loan Review Complete
203335141	MI	Primary	Refinance Cash-out - Other	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.								Reviewed with Exceptions
203335164						NH		Primary	Refinance Cash-out - Other			5/XX/2018 2:12:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Reviewed with Exceptions
203335171						CA		Investment	Refinance Cash-out - Other			5/XX/2018 2:12:54 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
203335182	CO	Primary	Refinance Rate/Term	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
203335297	LA	Primary	Purchase	No	6/XX/2018 7:43:04 PM	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203335491						KY		Primary	Refinance Rate/Term			5/XX/2018 2:11:04 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
203361792	MD	Primary	Purchase	5/XX/2018 10:09:45 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions
203361847	NJ	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 10:09:45 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $348,612.11 is underdisclosed from calculated Finance Charge of $348,712.94 in the amount of $100.83.
																		EXCEPTION INFO: TIL itemization did not disclose a release tracking fee of $100 as a prepaid finance charge.								Reviewed with Exceptions
203362101						PA		Primary	Purchase			5/XX/2018 10:05:36 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/1998.								Reviewed with Exceptions
203362359						NC		Primary	Purchase			5/XX/2018 10:09:45 AM	1			1										Loan Review Complete
203362610	CA	Primary	Purchase	5/XX/2018 4:59:57 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.11400% is underdisclosed from calculated APR of 7.28655% outside of 0.125% tolerance.
EXCEPTION INFO: It appears a lower Index was used at origination than the 3.13% Index available within the look-back period. Payment stream is in line. TIL itemization is in line. APR is under disclosed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $298,964.01 is underdisclosed from calculated Finance Charge of $382,446.30 in the amount of $83,482.29.
																		EXCEPTION INFO: It appears a lower Index was used at origination than the 3.13% Index available within the look-back period. Payment stream is in line. TIL itemization is in line. Finance charge is under disclosed and not matching up with final TIL.								Reviewed with Exceptions
203362626	NY	Primary	Refinance Cash-out - Other	5/XX/2018 4:59:57 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,105.95 is underdisclosed from calculated Finance Charge of $182,146.70 in the amount of $40.75.
																		EXCEPTION INFO: TIL Itemization did not disclose $25.00 Misc. Recording Fee as a prepaid finance charge. Remaining under-disclosure due to irregular final payment.								Reviewed with Exceptions
203483707	IL	Primary	Refinance Cash-out - Other	Yes	5/XX/2018 9:05:52 PM	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Missing Final HUD-1	[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
203483734						FL		Primary	Refinance Cash-out - Other			5/XX/2018 1:59:15 AM	1			1										Loan Review Complete
203483770	TN	Primary	Refinance Cash-out - Other	Yes	5/XX/2018 9:05:52 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: Final Policy/Title Commitment was not presented in the file

[3] General - Incomplete Document: Note - Subject Lien is incomplete
EXCEPTION INFO: Missing page 2 of Note

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Documentation was not presented in the file	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203483812	PA	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 2:23:11 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
203483910						FL		Primary	Refinance Cash-out - Debt Consolidation			5/XX/2018 2:23:11 PM	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
203484050						MI		Primary	Refinance Cash-out - Other			5/XX/2018 12:42:38 PM	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
203484062						IN		Primary	Refinance Cash-out - Debt Consolidation			5/XX/2018 12:42:38 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2000.								Reviewed with Exceptions
203484387	TN	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 2:23:11 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
203484420	OH	Primary	Refinance Cash-out - Debt Consolidation	5/XX/2018 2:23:11 PM	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2001, prior to three (3) business days from transaction date of 03/XX/2001.								Reviewed with Exceptions
203500362	NC	Primary	Purchase	5/XX/2018 2:36:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Reviewed with Exceptions
203516631	GA	Primary	Refinance Rate/Term	5/XX/2018 4:30:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1998.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.30600% is underdisclosed from calculated APR of 10.70185% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,801.47 is underdisclosed from calculated Finance Charge of $89,065.70 in the amount of $1,264.23.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
203549412	MI	Primary	Refinance Cash-out - Other	Yes	6/XX/2018 10:59:06 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203549574	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2018 10:59:06 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203549586	LA	Investment	Refinance Cash-out - Other	6/XX/2018 10:59:06 AM	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided
EXCEPTION INFO: Missing Flood Certificate.

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Missing Final 1003.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.								Reviewed with Exceptions
203549833						CA		Primary	Purchase			6/XX/2018 9:27:58 PM	1			1										Loan Review Complete
203549957	NC	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 10:30:43 AM	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,671.36 is underdisclosed from calculated Finance Charge of $165,961.92 in the amount of $3,290.56.
																		EXCEPTION INFO: Loan file reflects Index of 1.12% was used at closing. Minimum Index available in lookback period was 1.165%.								Reviewed with Exceptions
203550090						TX		Primary	Refinance Cash-out - Debt Consolidation			6/XX/2018 10:49:03 AM	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX									Reviewed with Exceptions
203643389	TN	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 5:19:17 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
203643395	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2018 9:27:58 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Note indicates a grace period of 10 days which is less than the PA state minimum grace period of 15 days.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203643409						IL		Primary	Refinance Cash-out - Debt Consolidation			6/XX/2018 9:27:58 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Reviewed with Exceptions
203643421	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2018 7:32:59 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203643424	OH	Primary	Refinance Rate/Term	Yes	6/XX/2018 7:32:59 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
																			CLEARED COMMENT (2018-07-13): Post closing title received confirming vesting and 1st lien position, clearing issue							Reviewed with Exceptions
203643610						GA		Primary	Refinance Cash-out - Debt Consolidation			6/XX/2018 9:27:58 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
203643660	OH	Primary	Purchase	6/XX/2018 9:27:58 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
203643741	WA	Primary	Purchase	6/XX/2018 9:27:58 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. EXCEPTION INFO: Neither preliminary or final title found in file.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $667,984.70 is underdisclosed from calculated Finance Charge of $677,862.91 in the amount of $9,878.21.
																		EXCEPTION INFO: Underdisclosure due to index value used at closing: 3.6194% per approval in file; closest value available within lookback period was 3.84880%.								Reviewed with Exceptions
203643798	MS	Primary	Purchase	No	6/XX/2018 9:10:34 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203643802	OH	Primary	Refinance Rate/Term	Yes	6/XX/2018 7:32:59 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: No appraisal located in file.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Missing Document: Security Instrument not provided CLEARED COMMENT (2018-06-15): Received copy of DOT clearing issue							Reviewed with Exceptions
203668248	NJ	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $352,771.30 is underdisclosed from calculated Finance Charge of $353,662.86 in the amount of $891.56.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.								Reviewed with Exceptions
203668267	MA	Primary	Refinance Rate/Term	Yes	6/XX/2018 10:15:45 AM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203668290	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2018 7:53:28 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203668291						FL		Primary	Refinance Cash-out - Debt Consolidation			6/XX/2018 7:53:28 PM	1			1										Loan Review Complete
203668303	CO	Primary	Refinance Cash-out - Debt Consolidation	6/XX/2018 7:53:28 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
203668322	WV	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2018 10:15:45 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act - CLTV Greater than 100%: Unable to determine LTV/CLTV due to missing information.

[3] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): Unable to determine if mortgage loan contains an impermissible prepayment penalty due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203668340	TX	Primary	Purchase	Yes	6/XX/2018 10:15:45 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203668341						OH		Primary	Refinance Cash-out - Other			6/XX/2018 7:53:28 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions
203668349	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	6/XX/2018 11:03:47 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue							Reviewed with Exceptions
203668355	PA	Primary	Refinance Cash-out - Other	Yes	6/XX/2018 7:53:28 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
EXCEPTION INFO: Evidence of PMI evidenced on page 480 and D0682	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203668358	AL	Primary	Purchase	6/XX/2018 7:53:28 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
203939757	IL	Primary	Refinance Cash-out - Other	Yes	6/XX/2018 3:09:52 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
203939818	IL	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
203939866	GA	Primary	Refinance Rate/Term	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Reviewed with Exceptions
203941213	WA	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
203941246	NY	Primary	Purchase	6/XX/2018 8:31:03 PM	2	2	[3] Closing / Title - Missing Document: Rider - ARM not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] General - There is no Appraisal noted and no Property Inspection Waiver (Appraisal Waiver) located in the file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.

																		[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Reviewed with Exceptions
203941250	GA	Primary	Purchase	6/XX/2018 8:31:03 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

																		[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Reviewed with Exceptions
203941277	CA	Primary	Refinance Cash-out - Other	Yes	10/XX/2018 4:32:22 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumption of 100%" - Validation if the "No Value Provided
CLEARED COMMENT (2018-10-30): Received copy of appraisal clearing issue

[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
CLEARED COMMENT (2018-10-30): Received copy of final Title clearing issue

[1] Application / Processing - Missing Document: Missing Final 1003
CLEARED COMMENT (2018-10-30): Received final 1003 clearing issue

[1] Closing / Title - Missing Document: Note - Subject Lien not provided
CLEARED COMMENT (2018-10-30): Received copy of Note clearing issue

[1] Closing / Title - Missing Document: Security Instrument not provided
																			CLEARED COMMENT (2018-10-30): Received DOT clearing issue							Reviewed with Exceptions
204151209	PA	Primary	Refinance Cash-out - Other	7/XX/2018 4:38:25 PM	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,270.90 is underdisclosed from calculated Finance Charge of $142,330.67 in the amount of $59.77.								Reviewed with Exceptions
204151765	KY	Primary	Refinance Cash-out - Other	Tested	7/XX/2018 4:38:25 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Final TIL is not signed by title holder Lester Buckner.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204152078						SC		Second Home	Refinance Rate/Term			7/XX/2018 4:35:04 PM	1			1										Loan Review Complete
204152413						CA		Investment	Refinance Cash-out - Other			7/XX/2018 4:35:04 PM	1			1										Loan Review Complete
204271972	PA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:00:33 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,084.02 is underdisclosed from calculated Finance Charge of $90,158.95 in the amount of $74.93.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204271973						FL		Primary	Purchase			8/XX/2018 9:00:33 AM	1			1										Loan Review Complete
204271974	PA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:00:33 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204271975	CA	Primary	Purchase	8/XX/2018 9:00:33 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204271976						NY		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2018 9:00:33 AM	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204271977	CA	Investment	Purchase	No	8/XX/2018 1:43:55 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Reviewed with Exceptions
204271979						NJ		Investment	Purchase			8/XX/2018 1:43:55 PM	1			1										Loan Review Complete
204271981	TX	Primary	Refinance Rate/Term	8/XX/2018 1:43:55 PM	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] General - Missing Document: Stated Value not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204271983						NJ		Primary	Refinance Cash-out - Other			8/XX/2018 1:43:55 PM	1			1										Loan Review Complete
204271984						TX		Primary	Construction-Permanent			8/XX/2018 9:00:33 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001.								Reviewed with Exceptions
204271986						TX		Primary	Refinance Rate/Term			8/XX/2018 9:00:33 AM	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204271988	TX	Primary	Refinance Rate/Term	10/XX/2018 10:05:40 PM	3	3	[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.								Reviewed with Exceptions
204271989						TX		Investment	Refinance Rate/Term			8/XX/2018 8:45:35 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Reviewed with Exceptions
204271990	TX	Primary	Purchase	8/XX/2018 1:43:55 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204271991	TX	Primary	Refinance Cash-out - Other	8/XX/2018 1:43:55 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] General - Missing Document: Stated Value not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204271992	TX	Primary	Purchase	8/XX/2018 1:43:55 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204271993						TX		Investment	Purchase			8/XX/2018 1:43:55 PM	1			1										Loan Review Complete
204271994	TX	Primary	Refinance Cash-out - Other	8/XX/2018 8:38:52 AM	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Note Contains Satisfaction Fee): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Fee charged to provide satisfied Note.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
EXCEPTION INFO: A review of the loan file did not evidence a waiver.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								Reviewed with Exceptions
204271995						TX		Primary	Construction-Permanent			8/XX/2018 9:00:33 AM	1			1										Loan Review Complete
204271997	AR	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:00:33 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204271998	TN	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:00:33 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204271999						NJ		Primary	Purchase			8/XX/2018 9:00:33 AM	1			1										Loan Review Complete
204272000						OR		Primary	Purchase			8/XX/2018 9:00:33 AM	1			1										Loan Review Complete
204272002	NM	Primary	Refinance Rate/Term	8/XX/2018 9:00:33 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $302,571.74 is underdisclosed from calculated Finance Charge of $302,869.62 in the amount of $297.88.
																		EXCEPTION INFO: TIL Itemization did not disclose the underwriting fee of $300 or the courier fee of $35, under disclosed closing fee by $39.54 and over disclosed interim interest by $76.50 as prepaid finance charges.								Reviewed with Exceptions
204272003						OR		Primary	Refinance Cash-out - Other		Yes	8/XX/2018 3:00:55 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204272004	PA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 3:00:55 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204272006						VA		Primary	Purchase			8/XX/2018 3:00:55 PM	1			1										Loan Review Complete
204272007	TX	Primary	Refinance Cash-out - Other	Yes	8/XX/2018 2:27:16 PM	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,158.13 is underdisclosed from calculated Finance Charge of $119,250.80 in the amount of $92.67.								Reviewed with Exceptions
204272008	MI	Primary	Refinance Rate/Term	8/XX/2018 2:28:39 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.								Reviewed with Exceptions
204272009	KY	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 2:28:39 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Reviewed with Exceptions
204272011	PA	Primary	Purchase	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204272013						GA		Primary	Purchase			8/XX/2018 1:52:08 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions
204272014	OR	Primary	Purchase	8/XX/2018 3:00:55 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Reviewed with Exceptions
204272015	AZ	Primary	Refinance Cash-out - Other	8/XX/2018 2:28:39 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Reviewed with Exceptions
204272016	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	8/XX/2018 2:28:39 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Reviewed with Exceptions
204272017	CA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204272018						LA		Investment	Refinance Cash-out - Debt Consolidation			8/XX/2018 3:00:55 PM	1			1										Loan Review Complete
204272019	HI	Investment	Purchase	8/XX/2018 2:28:39 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Reviewed with Exceptions
204272020	MI	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 2:28:39 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204272022	NJ	Primary	Refinance Cash-out - Other	8/XX/2018 1:52:08 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Reviewed with Exceptions
204272023	WI	Primary	Purchase	8/XX/2018 1:52:08 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Reviewed with Exceptions
204272025	DE	Primary	Refinance Cash-out - Other	8/XX/2018 2:28:39 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
204272026	OK	Primary	Purchase	8/XX/2018 2:28:39 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204272027	TX	Primary	Refinance Cash-out - Other	8/XX/2018 5:27:17 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions
204333289	OH	Second Home	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204333290	HI	Primary	Refinance Cash-out - Other	Yes	8/XX/2018 9:17:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333291	NY	Primary	Refinance Rate/Term	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204333292	MI	Primary	Purchase	No	8/XX/2018 8:54:05 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333294						CA		Primary	Purchase			8/XX/2018 9:17:30 PM	1			1										Loan Review Complete
204333295						IL		Primary	Purchase			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Reviewed with Exceptions
204333296						TX		Primary	Refinance Rate/Term			8/XX/2018 9:17:30 PM	1			1										Loan Review Complete
204333299						MN		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2018 9:17:30 PM	1			1										Loan Review Complete
204333300	OH	Primary	Refinance Rate/Term	Yes	8/XX/2018 9:17:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333311	TX	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204333359						KY		Primary	Refinance Rate/Term			8/XX/2018 9:17:30 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204333385	TN	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $40,117.60 is underdisclosed from calculated Finance Charge of $40,654.33 in the amount of $536.73.
																		EXCEPTION INFO: Unable to determine the reason for the under disclosure due to the itemization of amount financed and hud final fees match. A[[ears to be payment stream related								Reviewed with Exceptions
204333414	NJ	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204333420	OK	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Reviewed with Exceptions
204333422	NY	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.								Reviewed with Exceptions
204333425	MN	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.09900% is overdisclosed from calculated APR of 6.77836% outside of 0.125% tolerance.
EXCEPTION INFO: C2P

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,173,386.49 is underdisclosed from calculated Finance Charge of $1,230,289.22 in the amount of $56,902.73.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Reviewed with Exceptions
204333428						NJ		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204333429	CA	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,087,335.57 is underdisclosed from calculated Finance Charge of $1,087,882.85 in the amount of $547.28.
																		EXCEPTION INFO: Under disclosure appears to be due to TIL Itemization only disclosing fees in the amount of $27594.77 and Final HUD reflects $28502.05.								Reviewed with Exceptions
204333430						NY		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2018 9:17:30 PM	1			1										Loan Review Complete
204333432	WA	Primary	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																		[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Reviewed with Exceptions
204333433	NJ	Primary	Construction-Permanent	8/XX/2018 9:17:30 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204333435	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	8/XX/2018 9:17:30 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6): Unable to determine if loan was closed an an authorized location due to missing documentation.								Reviewed with Exceptions
204333445	NJ	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204333446						NY		Primary	Purchase			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Reviewed with Exceptions
204333447						TX		Primary	Refinance Rate/Term			8/XX/2018 9:17:30 PM	1			1										Loan Review Complete
204333458						TX		Primary	Refinance Rate/Term			8/XX/2018 9:17:30 PM	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Reviewed with Exceptions
204333462						NH		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204333463						NJ		Investment	Refinance Cash-out - Other			8/XX/2018 9:17:30 PM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Reviewed with Exceptions
204333465	MA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 9:17:30 PM	2	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204333466						NJ		Primary	Refinance Rate/Term			8/XX/2018 9:17:30 PM	1			1										Loan Review Complete
204333468						NY		Primary	Refinance Rate/Term			8/XX/2018 9:17:30 PM	2			2	[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2009	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204333469	MA	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204333470	MA	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Reviewed with Exceptions
204333472	NJ	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204333473	NJ	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204333474						NJ		Second Home	Refinance Rate/Term			8/XX/2018 9:17:30 PM	2			2	[3] General - Missing Document: Stated Value not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204333475						NJ		Investment	Refinance Rate/Term			8/XX/2018 9:17:30 PM	1			1										Loan Review Complete
204333476						CT		Investment	Refinance Rate/Term			8/XX/2018 9:17:30 PM	1			1										Loan Review Complete
204333477	NJ	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204333478	NJ	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009.

																		[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Reviewed with Exceptions
204333480	NY	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,042.34 is underdisclosed from calculated Finance Charge of $156,142.54 in the amount of $100.20.
																		EXCEPTION INFO: TIL Itemization did not disclose an Assignment Recording Fee of $100 as prepaid finance charge.								Reviewed with Exceptions
204333481						NY		Primary	Purchase			8/XX/2018 9:17:30 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204333482						CA		Investment	Refinance Rate/Term			8/XX/2018 9:17:30 PM	1			1										Loan Review Complete
204333483	CA	Primary	Refinance Cash-out - Other	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Reviewed with Exceptions
204333484	NY	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Reviewed with Exceptions
204333485	TX	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[3] General Appraisal Requirements - Valuation Error: Drive by effective date not provided.: Valuation Type: Drive By / Valuation Report Date: 09/XX/2010	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
EXCEPTION INFO: per doc in file

																		[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Reviewed with Exceptions
204333487	GA	Primary	Refinance Rate/Term	Yes	8/XX/2018 12:15:20 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333488	MA	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																		[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Reviewed with Exceptions
204333489	NJ	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,765.52 is underdisclosed from calculated Finance Charge of $292,015.34 in the amount of $249.82.
EXCEPTION INFO: TIL Itemization did not disclose a Subordination Agreement fee of $250 as prepaid finance charge.

																		[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Reviewed with Exceptions
204333490	FL	Second Home	Purchase	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																		[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Reviewed with Exceptions
204333491	CA	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2011.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,561.13 is underdisclosed from calculated Finance Charge of $130,563.33 in the amount of $1,002.20.
EXCEPTION INFO: Itemization of amount financed includes the premium price credit of $1,002.25 as a finance charge.

																		[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204333493						GA		Primary	Refinance Rate/Term			8/XX/2018 9:17:30 PM	1			1										Loan Review Complete
204333494	TX	Primary	Refinance Rate/Term	8/XX/2018 9:17:30 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																		[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Reviewed with Exceptions
204333495	FL	Primary	Refinance Rate/Term	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333496	MD	Primary	Refinance Cash-out - Other	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333497						MI		Investment	Refinance Rate/Term			8/XX/2018 5:38:04 PM	1			1										Loan Review Complete
204333498	FL	Second Home	Purchase	8/XX/2018 5:38:04 PM	3	3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)
EXCEPTION INFO: Per page 1 of the Final 1003, and page 3 of the Initial 1003, Borrower to occupy as primary residence.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333501						NY		Investment	Refinance Cash-out - Debt Consolidation			8/XX/2018 5:38:04 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Reviewed with Exceptions
204333503						MO		Primary	Purchase			8/XX/2018 5:38:04 PM	1			1										Loan Review Complete
204333505	CA	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333506						FL		Second Home	Purchase		No	8/XX/2018 5:38:04 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333507	NY	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $708,489.91 is underdisclosed from calculated Finance Charge of $709,137.37 in the amount of $647.46.
																		EXCEPTION INFO: Unable to determine the under-disclosure due to missing Itemization of Finance Charges								Reviewed with Exceptions
204333508	TX	Primary	Refinance Rate/Term	8/XX/2018 5:38:04 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333510	WI	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 5:38:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333511	GA	Second Home	Purchase	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204333512	NM	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333513	NC	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204333514	MA	Primary	Refinance Cash-out - Other	8/XX/2018 5:38:04 PM	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333515	IA	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204333516						OK		Primary	Purchase			8/XX/2018 5:38:04 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions
204333519	MA	Primary	Refinance Rate/Term	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Reviewed with Exceptions
204333521	FL	Primary	Refinance Rate/Term	Yes	8/XX/2018 5:38:04 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333522						MO		Primary	Purchase			8/XX/2018 5:38:04 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333523	CA	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204333525	CA	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Reviewed with Exceptions
204333526	NY	Primary	Purchase	Yes	8/XX/2018 5:38:04 PM	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Reviewed with Exceptions
204333527	TX	Primary	Refinance Rate/Term	8/XX/2018 5:38:04 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of 92.59615% exceeds 80% of $104,000.00 (the value reflected on the valuation).

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333529						GA		Primary	Purchase			8/XX/2018 5:38:04 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions
204333530	MA	Primary	Refinance Rate/Term	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204333531	CA	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204333533	WI	Primary	Refinance Rate/Term	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,570.37 is underdisclosed from calculated Finance Charge of $275,082.95 in the amount of $512.58.
EXCEPTION INFO: Payment stream disclosed is different from calculated payment stream due to MI calculations.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204333534	OK	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333535	WA	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Reviewed with Exceptions
204333539	TX	Primary	Purchase	Yes	8/XX/2018 5:38:04 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333540	NY	Primary	Purchase	8/XX/2018 5:38:04 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333542						FL		Investment	Refinance Cash-out - Debt Consolidation			8/XX/2018 5:52:38 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Reviewed with Exceptions
204333544	CA	Primary	Purchase	8/XX/2018 5:52:38 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333545						PA		Primary	Purchase			8/XX/2018 5:52:38 PM	2			2		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204333546	AZ	Primary	Purchase	8/XX/2018 5:52:38 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333547						CA		Primary	Purchase			8/XX/2018 8:54:05 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333548	CA	Primary	Purchase	No	8/XX/2018 5:52:38 PM	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333549	CA	Primary	Purchase	8/XX/2018 5:52:38 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333551	CA	Primary	Purchase	8/XX/2018 5:52:38 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $832,457.68 is underdisclosed from calculated Finance Charge of $832,725.08 in the amount of $267.40.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204333552	GA	Primary	Purchase	8/XX/2018 5:52:38 PM	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204333553						TX		Primary	Purchase			8/XX/2018 8:54:05 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions
204333554	KY	Primary	Purchase	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204333555	CA	Primary	Purchase	8/XX/2018 5:52:38 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333558	FL	Primary	Purchase	No	8/XX/2018 8:54:05 PM	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333559	FL	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 8:54:05 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Reviewed with Exceptions
204333560	CA	Primary	Purchase	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333561	CA	Primary	Purchase	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204333562	TX	Primary	Purchase	8/XX/2018 8:54:05 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333563	VA	Primary	Refinance Cash-out - Other	8/XX/2018 8:54:05 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Reviewed with Exceptions
204333564	AZ	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204333565	CA	Primary	Purchase	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,427.07 is underdisclosed from calculated Finance Charge of $162,593.08 in the amount of $166.01.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204333566	WA	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204333567	MA	Primary	Refinance Rate/Term	Yes	8/XX/2018 5:52:38 PM	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
EXCEPTION INFO: Since the Note is missing, used HUD settlement date as Note date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Reviewed with Exceptions
204333568	FL	Primary	Purchase	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $206,783.97 is underdisclosed from calculated Finance Charge of $207,637.15 in the amount of $853.18.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Reviewed with Exceptions
204333569	AZ	Primary	Purchase	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204333571						NY		Primary	Refinance Cash-out - Other			8/XX/2018 8:54:05 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1997.								Reviewed with Exceptions
204333572						MO		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2018 8:54:05 PM	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204333573						IA		Investment	Purchase			8/XX/2018 8:54:05 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Reviewed with Exceptions
204333577	AR	Primary	Purchase	Yes	8/XX/2018 8:54:05 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
204333578	TX	Primary	Refinance Rate/Term	Yes	8/XX/2018 8:54:05 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.								Reviewed with Exceptions
204333580	FL	Primary	Purchase	8/XX/2018 8:54:05 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333590	TX	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.

																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Reviewed with Exceptions
204333601	TX	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.								Reviewed with Exceptions
204333602	TX	Primary	Refinance Rate/Term	Yes	8/XX/2018 8:54:05 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument only consist of Signature / Notary page

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.								Reviewed with Exceptions
204333605	TX	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Rate lock and/or date rate locked were not evidenced

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.								Reviewed with Exceptions
204333611	AZ	Primary	Purchase	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Reviewed with Exceptions
204333612	MI	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204333613	NJ	Primary	Refinance Cash-out - Other	8/XX/2018 8:54:05 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,565.00 is underdisclosed from calculated Finance Charge of $177,712.42 in the amount of $147.42.
EXCEPTION INFO: Under disclosure appears to be payment stream related.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204333614	CA	Primary	Refinance Cash-out - Other	8/XX/2018 8:54:05 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,943.00 is underdisclosed from calculated Finance Charge of $163,454.33 in the amount of $511.33.
EXCEPTION INFO: The Final TIL is estimated therefor the payment stream is incorrect  which is causing the under disclosure of $511.33.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204333616	CT	Primary	Refinance Rate/Term	8/XX/2018 8:54:05 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Reviewed with Exceptions
204333617	NJ	Primary	Refinance Cash-out - Other	8/XX/2018 8:54:05 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204333619	DC	Primary	Refinance Cash-out - Other	8/XX/2018 8:54:05 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Reviewed with Exceptions
204361025	CO	Primary	Purchase	8/XX/2018 5:27:17 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,068.47 is underdisclosed from calculated Finance Charge of $101,238.31 in the amount of $169.84.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.								Reviewed with Exceptions
204361026	FL	Second Home	Purchase	8/XX/2018 10:21:42 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.

																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,928.82 is underdisclosed from calculated Finance Charge of $215,276.93 in the amount of $348.11.								Reviewed with Exceptions
204361027	NJ	Primary	Refinance Cash-out - Other	8/XX/2018 10:21:42 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,258.14 is underdisclosed from calculated Finance Charge of $141,533.14 in the amount of $275.00.
EXCEPTION INFO: Their is a POC for the appraisal for $250. but we are missing the GFE to compare against the HUD

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204361028						CA		Primary	Refinance Rate/Term			8/XX/2018 5:27:17 PM	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204361029						PA		Primary	Purchase			8/XX/2018 4:08:20 PM	1			1										Loan Review Complete
204361030						TN		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2018 9:10:44 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001.								Reviewed with Exceptions
204361031						WA		Primary	Refinance Rate/Term			8/XX/2018 4:52:07 PM	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204361032						PA		Primary	Purchase			8/XX/2018 4:08:20 PM	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.								Reviewed with Exceptions
204361033	AZ	Primary	Purchase	8/XX/2018 10:21:42 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.

																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,024.13 is underdisclosed from calculated Finance Charge of $167,442.29 in the amount of $418.16.								Reviewed with Exceptions
204361034	IA	Primary	Refinance Cash-out - Other	8/XX/2018 10:21:42 PM	2	2	[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Iowa has no specific limit on late charges. This loan has a late fee of 10% of payment due after 10 days.  However, "The parties to a residential loan under the Consumer Credit Code may agree to a late charge for any loan installment not paid in full within 10 days after its scheduled or deferred due date.For a closed-end interest-bearing transaction, the charge may not exceed 5% of the unpaid amount of the installment or $15."  The amount of the late fee exceeds the limit set by the Consumer Credit Code.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,038.31 is underdisclosed from calculated Finance Charge of $99,110.94 in the amount of $72.63.
																		EXCEPTION INFO: Per Funding Worksheet doc 208, the Processing Fee was paid outside of closing. This $900 is the reason for the underdisclosure.								Reviewed with Exceptions
204361036	TN	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 5:27:17 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204361037						SC		Primary	Purchase			8/XX/2018 4:08:20 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.								Reviewed with Exceptions
204361038						NY		Primary	Refinance Cash-out - Other			8/XX/2018 10:21:42 PM	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204361039						GA		Primary	Purchase			8/XX/2018 4:08:20 PM	2			2		[2] Application / Processing - Missing Document: Missing Lender's Initial 1003								Reviewed with Exceptions
204361040						WA		Primary	Purchase			8/XX/2018 4:08:20 PM	1			1										Loan Review Complete
204361041	CA	Primary	Refinance Cash-out - Other	8/XX/2018 10:21:42 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204361043	CO	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 5:27:17 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204361044						OH		Investment	Refinance Cash-out - Other			8/XX/2018 2:53:17 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.								Reviewed with Exceptions
204361046						NC		Primary	Refinance Cash-out - Other			8/XX/2018 5:27:17 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.								Reviewed with Exceptions
204361047	NY	Primary	Refinance Cash-out - Other	8/XX/2018 1:43:55 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361048						OH		Investment	Refinance Rate/Term			8/XX/2018 4:08:20 PM	1			1										Loan Review Complete
204361049						OH		Investment	Refinance Rate/Term			8/XX/2018 4:08:20 PM	1			1										Loan Review Complete
204361051	CA	Primary	Refinance Cash-out - Other	Yes	8/XX/2018 1:43:55 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361052						MO		Investment	Refinance Rate/Term			8/XX/2018 1:43:55 PM	1			1										Loan Review Complete
204361053	GA	Primary	Purchase	8/XX/2018 1:43:55 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361054	MI	Primary	Refinance Cash-out - Other	8/XX/2018 1:43:55 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361055						MD		Investment	Refinance Cash-out - Other			8/XX/2018 5:27:17 PM	1			1										Loan Review Complete
204361056						MD		Investment	Purchase			8/XX/2018 5:27:17 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Reviewed with Exceptions
204361057						GA		Investment	Refinance Rate/Term			8/XX/2018 5:27:17 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.								Reviewed with Exceptions
204361058						IL		Investment	Purchase			8/XX/2018 5:27:17 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Reviewed with Exceptions
204361059						TX		Investment	Purchase			8/XX/2018 5:27:17 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.								Reviewed with Exceptions
204361060						MD		Investment	Refinance Cash-out - Debt Consolidation			8/XX/2018 4:08:20 PM	1			1										Loan Review Complete
204361061						GA		Investment	Refinance Rate/Term			8/XX/2018 4:58:32 PM	1			1										Loan Review Complete
204361062						GA		Investment	Refinance Cash-out - Other			8/XX/2018 5:27:17 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Reviewed with Exceptions
204361063	FL	Primary	Purchase	8/XX/2018 1:43:55 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361064	CA	Primary	Refinance Cash-out - Home Improvement	8/XX/2018 1:43:55 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361065	OK	Primary	Purchase	8/XX/2018 1:43:55 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361066	CT	Primary	Refinance Cash-out - Other	8/XX/2018 1:43:55 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361067	WA	Investment	Purchase	No	8/XX/2018 1:43:55 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

																		[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Reviewed with Exceptions
204361068						MI		Investment	Refinance Cash-out - Other			8/XX/2018 1:43:55 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Reviewed with Exceptions
204361069						CA		Primary	Refinance Cash-out - Other			8/XX/2018 1:43:55 PM	1			1										Loan Review Complete
204361070						CO		Investment	Purchase			8/XX/2018 1:43:55 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Reviewed with Exceptions
204361071	AZ	Primary	Purchase	8/XX/2018 8:38:52 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361072	CO	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:43:55 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361073	WA	Primary	Refinance Cash-out - Debt Consolidation	Yes	8/XX/2018 1:43:55 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361074	MN	Primary	Refinance Rate/Term	8/XX/2018 1:43:55 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361075						GA		Primary	Refinance Cash-out - Debt Consolidation			8/XX/2018 1:43:55 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Reviewed with Exceptions
204361076	CO	Investment	Purchase	8/XX/2018 1:43:55 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Reviewed with Exceptions
204361077	KS	Primary	Refinance Cash-out - Other	8/XX/2018 1:43:55 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204361078	AZ	Investment	Refinance Rate/Term	8/XX/2018 1:43:55 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Reviewed with Exceptions
204361079	CA	Investment	Refinance Rate/Term	8/XX/2018 1:43:55 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
204361080	GA	Primary	Purchase	Yes	8/XX/2018 1:43:55 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361081						CO		Primary	Refinance Cash-out - Other			8/XX/2018 1:43:55 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Reviewed with Exceptions
204361082	CA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:43:55 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361083						NY		Primary	Purchase			8/XX/2018 5:27:17 PM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Reviewed with Exceptions
204361084	CA	Primary	Refinance Cash-out - Other	8/XX/2018 5:27:17 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $951,640.91 is underdisclosed from calculated Finance Charge of $952,560.78 in the amount of $919.87.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204361085						FL		Primary	Purchase			8/XX/2018 5:27:17 PM	1			1										Loan Review Complete
204361086	TX	Primary	Purchase	8/XX/2018 5:27:17 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361087	MI	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:43:55 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] General - Missing Document: Stated Value not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204361090	NY	Primary	Refinance Cash-out - Other	8/XX/2018 2:34:53 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,226.52 is underdisclosed from calculated Finance Charge of $113,266.71 in the amount of $40.19.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Reviewed with Exceptions
204361091	IL	Primary	Refinance Rate/Term	8/XX/2018 9:10:44 PM	2	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2001, prior to three (3) business days from transaction date of 05/XX/2001.

																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Reviewed with Exceptions
204361092	CA	Primary	Purchase	No	8/XX/2018 5:27:17 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204361096						MN		Primary	Refinance Cash-out - Debt Consolidation		Yes	8/XX/2018 2:38:15 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
204361097	MI	Investment	Refinance Cash-out - Other	No	8/XX/2018 1:52:08 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
204361099	IN	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.								Reviewed with Exceptions
204361102	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	8/XX/2018 1:52:08 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Reviewed with Exceptions
204361103	MI	Primary	Purchase	8/XX/2018 9:46:05 AM	2	2	[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents)
EXCEPTION INFO: Amendatory Clause is missing.

[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1991.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.93800% is overdisclosed from calculated APR of 9.59550% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,717.02 is underdisclosed from calculated Finance Charge of $113,381.86 in the amount of $1,664.84.
																		EXCEPTION INFO: Under disclosure due to MI payment stream variance.								Reviewed with Exceptions
204361104	LA	Primary	Purchase	8/XX/2018 1:52:08 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

																		[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Reviewed with Exceptions
204361105	OK	Primary	Purchase	No	11/XX/2018 9:13:03 AM	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.								Reviewed with Exceptions
204361107	CA	Investment	Refinance Cash-out - Other	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Reviewed with Exceptions
204361108	OH	Primary	Purchase	No	8/XX/2018 1:52:08 PM	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
204361109						PA		Primary	Purchase			8/XX/2018 1:52:08 PM	2			2	[3] Government Documentation - Missing Document: USDA Guaranteed Loan Closing Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/1998.								Reviewed with Exceptions
204361112	OH	Primary	Refinance Rate/Term	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Reviewed with Exceptions
204361113	IA	Primary	Purchase	8/XX/2018 1:52:08 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Reviewed with Exceptions
204361116	HI	Second Home	Purchase	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,955.69 is underdisclosed from calculated Finance Charge of $219,122.37 in the amount of $166.68.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204361118	HI	Second Home	Purchase	No	8/XX/2018 1:52:08 PM	3	3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)
EXCEPTION INFO: Section VIII Declarations of Loan Application state borrower will occupy subject property. property.

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $322,537.45 is underdisclosed from calculated Finance Charge of $322,877.69 in the amount of $340.24.
																		EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization of amount financed.								Reviewed with Exceptions
204361119	HI	Second Home	Purchase	No	8/XX/2018 1:52:08 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $158,786.93 is underdisclosed from calculated Finance Charge of $159,166.56 in the amount of $379.63.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of prepaid finance charges.								Reviewed with Exceptions
204361120	HI	Second Home	Purchase	8/XX/2018 1:52:08 PM	3	3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)
EXCEPTION INFO: The Final 1003 states that the borrower intends to occupy the subject property as their primary residence.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Reviewed with Exceptions
204361122	HI	Investment	Purchase	No	8/XX/2018 1:52:08 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
204361123	HI	Investment	Purchase	No	8/XX/2018 1:52:08 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
204361124	FL	Second Home	Purchase	8/XX/2018 1:52:08 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: Loan file is missing the signed final 1003.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Reviewed with Exceptions
204419050						GA		Primary	Purchase			8/XX/2018 1:43:55 PM	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.								Reviewed with Exceptions
204419051						GA		Primary	Refinance Rate/Term			8/XX/2018 1:43:55 PM	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] General - Missing Document: Stated Value not provided									Reviewed with Exceptions
204419053	GA	Primary	Refinance Rate/Term	8/XX/2018 1:43:55 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204419054	GA	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:52:08 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Reviewed with Exceptions
204419058	GA	Primary	Refinance Rate/Term	8/XX/2018 1:43:55 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Reviewed with Exceptions
204419059						GA		Investment	Refinance Cash-out - Other			8/XX/2018 1:43:55 PM	1			1										Loan Review Complete
204423932	NY	Primary	Purchase	9/XX/2018 7:14:09 PM	3	3	[3] Loan File - (Missing Doc) Loan images/file not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204423933	NY	Primary	Purchase	9/XX/2018 7:14:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204423934	NY	Primary	Refinance Cash-out - Other	9/XX/2018 7:14:09 PM	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Reviewed with Exceptions
204423935						NY		Primary	Purchase		Tested	9/XX/2018 7:14:09 PM	3			3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided [3] Loan File - (Missing Doc) Loan images/file not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Reviewed with Exceptions
204423936	NY	Primary	Purchase	8/XX/2018 1:52:08 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Reviewed with Exceptions
204423937	NC	Primary	Refinance Rate/Term	9/XX/2018 7:14:09 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.

																		[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.								Reviewed with Exceptions
204423939	NC	Primary	Purchase	8/XX/2018 1:52:08 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Reviewed with Exceptions
204423940	NC	Primary	Purchase	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Reviewed with Exceptions
204423941						NY		Primary	Purchase			8/XX/2018 1:52:08 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.								Reviewed with Exceptions
204423944	NY	Primary	Refinance Cash-out - Debt Consolidation	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.

																		[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Reviewed with Exceptions
204423947	NY	Investment	Purchase	8/XX/2018 1:52:08 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204451557	NM	Primary	Refinance Rate/Term	Yes	8/XX/2018 1:52:08 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204469980						NJ		Primary	Purchase			8/XX/2018 1:09:27 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions
204469983	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

																		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.						Schedule of REO on XXX shows sub lien at max balance XXX		Reviewed with Exceptions
204469984	OH	Primary	Purchase	No	8/XX/2018 1:09:27 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204469985	OH	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204469988						OH		Primary	Purchase			8/XX/2018 1:09:27 PM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Reviewed with Exceptions
204469989	OH	Primary	Refinance Rate/Term	Yes	8/XX/2018 1:09:27 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204469995	OH	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Unable to test Closing Disclosure due to missing information.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Signed at Closing): Ohio Consumer Sales Practices Act: Consumer did not sign the required Closing Disclosure on the date of closing

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204470006						NJ		Primary	Refinance Cash-out - Other			8/XX/2018 1:09:27 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204470007	MA	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204470008						OH		Primary	Refinance Rate/Term			8/XX/2018 1:09:27 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Reviewed with Exceptions
204470017	NV	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204470029	NJ	UTD	UTD UTD	UTD	8/XX/2018 1:09:27 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Missing appraisal

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		EXCEPTION INFO: Unable to determine the occupancy								Reviewed with Exceptions
204470031						OH		Primary	Purchase			8/XX/2018 1:09:27 PM	1			1										Loan Review Complete
204470035	NJ	Primary	UTD UTD	No	8/XX/2018 1:09:27 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1993 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204470036	MA	Primary	Purchase	Yes	8/XX/2018 1:09:27 PM	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Reviewed with Exceptions
204470037	MA	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204470038	MA	Primary	Purchase	UTD	8/XX/2018 1:09:27 PM	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: File does not contain Note.  Insufficient documents to complete compliance

[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204470042	NJ	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Reviewed with Exceptions
204470051						MA		Primary	Purchase			8/XX/2018 1:09:27 PM	2			2		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204470052	MA	Primary	Refinance Cash-out - Other	8/XX/2018 1:09:27 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204470059	OH	Primary	Refinance Cash-out - Other	Yes	8/XX/2018 1:09:27 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204470063	MA	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204470066						MA		Primary	Purchase			8/XX/2018 1:09:27 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204470067	OH	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Reviewed with Exceptions
204470068	MA	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204470069	NJ	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204470070	MA	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204470071	MA	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Reviewed with Exceptions
204470072	NJ	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204470073	MA	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Reviewed with Exceptions
204470074	NJ	Primary	Purchase	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204470076	NJ	Primary	Purchase	No	8/XX/2018 1:09:27 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204470077	NJ	Primary	UTD UTD	UTD	8/XX/2018 1:09:27 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204470078	NV	Primary	Refinance Rate/Term	8/XX/2018 1:09:27 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.01300% is underdisclosed from calculated APR of 5.18182% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $27,743.21 is underdisclosed from calculated Finance Charge of $28,465.50 in the amount of $722.29.
EXCEPTION INFO: TIL Itemization did not disclose the origination fee of $1175 or the recording service fee of $30 as prepaid finance charges.

[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																		[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Reviewed with Exceptions
204476371	NJ	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $369,651.60 is underdisclosed from calculated Finance Charge of $369,763.40 in the amount of $111.80.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204476378	OH	Primary	Refinance Rate/Term	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204476397						SC		Primary	Purchase			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204476402	NJ	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,759.32 is underdisclosed from calculated Finance Charge of $150,859.34 in the amount of $100.02.
																		EXCEPTION INFO: Unable to determine the reason for the under disclosure of $100.02 as the file did not contain the itemization of amount financed.								Reviewed with Exceptions
204476429						CA		Primary	Refinance Cash-out - Other			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204476459	NY	Primary	Purchase	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,247.61 is underdisclosed from calculated Finance Charge of $90,717.60 in the amount of $469.99.
																		EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.								Reviewed with Exceptions
204476461						NJ		Primary	Purchase			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204476476						MD		Primary	Purchase			9/XX/2018 4:14:45 PM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Reviewed with Exceptions
204476485						AR		Investment	Refinance Rate/Term			9/XX/2018 4:38:13 PM	1			1										Loan Review Complete
204476497						TX		Primary	Construction-Permanent			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204476502	NV	Primary	Refinance Cash-out - Debt Consolidation	Yes	9/XX/2018 2:58:43 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Reviewed with Exceptions
204476508	MA	Primary	Purchase	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $248,497.44 is underdisclosed from calculated Finance Charge of $283,899.53 in the amount of $35,402.09.
																		EXCEPTION INFO: Final TIL does not reflect interest only payments.								Reviewed with Exceptions
204476514	AZ	Primary	Purchase	9/XX/2018 4:14:45 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204476524	IN	Primary	Purchase	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Reviewed with Exceptions
204476527						GA		Investment	Refinance Cash-out - Other			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204476566	TX	Investment	Refinance Cash-out - Debt Consolidation	9/XX/2018 4:14:45 PM	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total XXX on a Original Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204476578	NJ	Primary	Refinance Rate/Term	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,590.32 is underdisclosed from calculated Finance Charge of $171,793.11 in the amount of $202.79.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.								Reviewed with Exceptions
204476580	CA	Second Home	Refinance Cash-out - Home Improvement	9/XX/2018 4:14:45 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204476585	PA	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 4:14:45 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,855.91 is underdisclosed from calculated Finance Charge of $113,940.93 in the amount of $85.02.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed								Reviewed with Exceptions
204476586						VA		Investment	Refinance Cash-out - Other			9/XX/2018 4:14:45 PM	1			1										Loan Review Complete
204476591	AZ	Primary	Refinance Cash-out - Other	9/XX/2018 4:14:45 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,397.68 is underdisclosed from calculated Finance Charge of $178,860.92 in the amount of $1,463.24.
																		EXCEPTION INFO: Finance charges are under disclosed by $1,463.24 due to a variance in the TIL payment stream and the system calculated payment stream.,								Reviewed with Exceptions
204476599						VA		Primary	Purchase			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204476601						HI		Primary	Refinance Cash-out - Other			9/XX/2018 4:14:45 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204476603	CO	Primary	Purchase	9/XX/2018 1:25:13 PM	2	2	[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204476604	MI	Primary	Refinance Cash-out - Other	9/XX/2018 4:14:45 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $310,681.82 is underdisclosed from calculated Finance Charge of $310,724.36 in the amount of $42.54.
																		EXCEPTION INFO: Unable to determine the undisclosure of $42,54 due to missing Itemization of amount financed.								Reviewed with Exceptions
204476606						NJ		Primary	Refinance Rate/Term			9/XX/2018 1:25:13 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204476610	CA	Primary	Refinance Cash-out - Home Improvement	9/XX/2018 4:14:45 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204476623	TX	Primary	Construction-Permanent	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204476626						NJ		Investment	Refinance Cash-out - Other			9/XX/2018 4:14:45 PM	1			1										Loan Review Complete
204476628						FL		Primary	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.								Reviewed with Exceptions
204476631						MD		Investment	Refinance Rate/Term			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204476632						CA		Investment	Refinance Rate/Term			9/XX/2018 4:14:45 PM	1			1										Loan Review Complete
204476633	FL	Second Home	Purchase	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,153.76 is underdisclosed from calculated Finance Charge of $87,353.85 in the amount of $200.09.
																		EXCEPTION INFO: Unable to determine the reason for the under disclosure of $200.09 as the file did not contain the itemization of amount financed.								Reviewed with Exceptions
204476640	WA	Primary	Purchase	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204476646						GA		Investment	Purchase			9/XX/2018 4:14:45 PM	1			1										Loan Review Complete
204476647						ME		Investment	Refinance Rate/Term			9/XX/2018 4:14:45 PM	1			1										Loan Review Complete
204476648	MO	Primary	Purchase	9/XX/2018 4:14:45 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204476649	NM	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 4:14:45 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204476653						CA		Investment	Purchase			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204476656	MA	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,795.80 is underdisclosed from calculated Finance Charge of $175,870.94 in the amount of $75.14.
EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing TIL itemization

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Reviewed with Exceptions
204476663	VA	Investment	Refinance Cash-out - Other	9/XX/2018 4:14:45 PM	3	3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
EXCEPTION INFO: .

																	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Reviewed with Exceptions
204476664	AZ	Primary	Refinance Rate/Term	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204476667	MA	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204476669						NJ		Primary	Refinance Cash-out - Other			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204476670						OR		Investment	Refinance Rate/Term		No	9/XX/2018 4:14:45 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Reviewed with Exceptions
204476673						TN		Primary	Refinance Rate/Term			9/XX/2018 1:25:13 PM	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Reviewed with Exceptions
204476677	CO	Primary	Refinance Rate/Term	9/XX/2018 4:38:13 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,511.37 is underdisclosed from calculated Finance Charge of $243,554.19 in the amount of $42.82.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed								Reviewed with Exceptions
204476678						MA		Primary	Refinance Cash-out - Other			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204476684	IN	Primary	Purchase	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204476692						MA		Primary	Refinance Cash-out - Other			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204476693						NJ		Investment	Refinance Cash-out - Debt Consolidation			9/XX/2018 1:25:13 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204476697						AZ		Investment	Purchase			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204476700	NM	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204476701						VA		Investment	Refinance Cash-out - Other			9/XX/2018 4:14:45 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Reviewed with Exceptions
204476702						CA		Investment	Refinance Cash-out - Other			9/XX/2018 4:14:45 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Reviewed with Exceptions
204476703						CA		Investment	Refinance Rate/Term			9/XX/2018 1:25:13 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Reviewed with Exceptions
204476704	NY	Primary	Refinance Cash-out - Other	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,458.31 is underdisclosed from calculated Finance Charge of $205,548.19 in the amount of $89.88.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.								Reviewed with Exceptions
204476706						OR		Investment	Refinance Rate/Term			9/XX/2018 4:14:45 PM	1			1										Loan Review Complete
204476707						ID		Investment	Purchase			9/XX/2018 4:14:45 PM	1			1										Loan Review Complete
204476708						MA		Primary	Refinance Cash-out - Debt Consolidation			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204476709	CO	Primary	Refinance Rate/Term	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,916.55 is underdisclosed from calculated Finance Charge of $190,962.80 in the amount of $46.25.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed								Reviewed with Exceptions
204476710	AZ	Primary	Purchase	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.16000% is underdisclosed from calculated APR of 6.31526% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $47,742.15 is underdisclosed from calculated Finance Charge of $48,412.63 in the amount of $670.48.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204476712						MA		Investment	Refinance Cash-out - Other			9/XX/2018 1:25:13 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Reviewed with Exceptions
204476713						OH		Investment	Purchase			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204476714						HI		Second Home	Refinance Cash-out - Other			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204476715	NC	Second Home	Refinance Cash-out - Debt Consolidation	9/XX/2018 4:14:45 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204476716	MN	Primary	Refinance Cash-out - Other	9/XX/2018 4:14:45 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204476717						CA		Investment	Refinance Rate/Term			9/XX/2018 4:14:45 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Reviewed with Exceptions
204476718	NV	Primary	Refinance Cash-out - Other	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,268.30 is underdisclosed from calculated Finance Charge of $66,864.33 in the amount of $596.03.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204476719						OR		Investment	Refinance Rate/Term			9/XX/2018 4:38:13 PM	1			1										Loan Review Complete
204476720						CA		Investment	Refinance Rate/Term			9/XX/2018 4:38:13 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Reviewed with Exceptions
204479717	OR	Primary	Refinance Rate/Term	Yes	10/XX/2018 11:30:45 AM	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204479718	FL	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 2:58:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204479719	AL	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,126.51 is underdisclosed from calculated Finance Charge of $154,342.43 in the amount of $215.92.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204479721						OH		Investment	Refinance Cash-out - Other			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.								Reviewed with Exceptions
204479722						IL		Primary	Purchase			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.								Reviewed with Exceptions
204479723						IL		Investment	Refinance Cash-out - Debt Consolidation			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479724	CA	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 12:47:57 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204479733						LA		Investment	Purchase			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479734	MS	Investment	Refinance Cash-out - Debt Consolidation	9/XX/2018 12:47:57 PM	2	2	[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: Late charge not allowed per state of MS - max late charge for MS is 4% - Note states 5%.								Reviewed with Exceptions
204479735						NY		Primary	Purchase			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479736						OH		Primary	Refinance Cash-out - Debt Consolidation			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479738						IL		Primary	Refinance Cash-out - Debt Consolidation		Tested	9/XX/2018 12:47:57 PM	3			3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided									Reviewed with Exceptions
204479739	CA	Primary	Purchase	No	9/XX/2018 12:47:57 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Reviewed with Exceptions
204479740						FL		Investment	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Reviewed with Exceptions
204479741	CA	Primary	Purchase	9/XX/2018 12:47:57 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Reviewed with Exceptions
204479742						WI		Primary	Refinance Cash-out - Debt Consolidation			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.								Reviewed with Exceptions
204479743						MA		Primary	Purchase			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479744	CA	Primary	Purchase	9/XX/2018 12:47:57 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $883,413.60 is underdisclosed from calculated Finance Charge of $886,260.61 in the amount of $2,847.01.
																		EXCEPTION INFO: Finance charges are under disclosed by $2,847.01 due to prepaid interest of $2,730 being charged on the HUD and only $1,638.54 being listed as a prepaid finance charge per the itemization of amount financed. Also, the settlement fee of $1,580, the tax service fee of $80 and the title courier fee of $40 were not included as prepaid finance charges per the itemization of amount financed.								Reviewed with Exceptions
204479745						MA		Investment	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Reviewed with Exceptions
204479746						CA		Primary	Refinance Cash-out - Debt Consolidation			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Reviewed with Exceptions
204479747						GA		Investment	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Reviewed with Exceptions
204479748						TX		Investment	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204479749						FL		Second Home	Purchase			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479750						TX		Investment	Purchase			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479751	NV	Primary	Refinance Cash-out - Debt Consolidation	Yes	9/XX/2018 12:47:57 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Reviewed with Exceptions
204479752						TX		Investment	Purchase		No	9/XX/2018 12:47:57 PM	3			3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Reviewed with Exceptions
204479753						NY		Investment	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Reviewed with Exceptions
204479754	FL	Primary	Refinance Cash-out - Other	9/XX/2018 12:47:57 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Reviewed with Exceptions
204479755						MD		Primary	Refinance Cash-out - Debt Consolidation			9/XX/2018 12:47:57 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204479757						AZ		Investment	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Reviewed with Exceptions
204479758						IL		Investment	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions
204479759	KY	Primary	Purchase	9/XX/2018 12:47:57 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204479760						VA		Primary	Purchase			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479762						GA		Primary	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479763						GA		Investment	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Reviewed with Exceptions
204479765						CA		Primary	Refinance Cash-out - Debt Consolidation			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479766						MD		Investment	Refinance Cash-out - Debt Consolidation			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479767						FL		Primary	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204479768						TN		Primary	Refinance Cash-out - Other			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Reviewed with Exceptions
204479769						AZ		Investment	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Reviewed with Exceptions
204479770	NY	Primary	Refinance Cash-out - Home Improvement	9/XX/2018 12:47:57 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204479771						NY		Primary	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Reviewed with Exceptions
204479772						GA		Investment	Refinance Cash-out - Other			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479773	MD	Primary	Refinance Cash-out - Other	9/XX/2018 12:47:57 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $428,814.80 is underdisclosed from calculated Finance Charge of $430,593.72 in the amount of $1,778.92.
																		EXCEPTION INFO: Unable to determine the reason for the under disclosure of $1,778.92 as the file did not contain the itemization of amount financed.								Reviewed with Exceptions
204479774						MI		Primary	Purchase			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479775						CA		Primary	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479776						VA		Investment	Purchase			9/XX/2018 12:47:57 PM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Reviewed with Exceptions
204479777						IL		Investment	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479778						AZ		Investment	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Reviewed with Exceptions
204479780						TN		Investment	Purchase			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479781						TX		Primary	Refinance Cash-out - Other			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Reviewed with Exceptions
204479782						CO		Primary	Refinance Rate/Term			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Reviewed with Exceptions
204479783						CO		Primary	Refinance Cash-out - Debt Consolidation			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Reviewed with Exceptions
204479784						LA		Primary	Purchase			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204479785						MD		Investment	Refinance Cash-out - Debt Consolidation			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Reviewed with Exceptions
204479787	CA	Primary	Purchase	No	9/XX/2018 12:47:57 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204479789						TX		Primary	Purchase			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Reviewed with Exceptions
204479790						CA		Investment	Purchase			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479791						TX		Investment	Refinance Cash-out - Other			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479792						IN		Investment	Purchase			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479793						NJ		Investment	Purchase			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Reviewed with Exceptions
204479795	NY	Investment	Refinance Rate/Term	9/XX/2018 2:58:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total XXX on a Original Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[2] Federal Compliance - High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479796						TX		Investment	Purchase			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Reviewed with Exceptions
204479798						AR		Investment	Purchase			9/XX/2018 2:58:43 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479799						PA		Investment	Purchase			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479800	NY	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $984,330.78 is underdisclosed from calculated Finance Charge of $984,418.42 in the amount of $87.64.
																		EXCEPTION INFO: TIL itemization did not disclose an escrow service fee of $50 and a service charge for $50 as prepaid finance charge.								Reviewed with Exceptions
204479801						CO		Primary	Purchase			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479802						VA		Investment	Refinance Cash-out - Other			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479803	NY	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 2:58:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $740,863.51 is underdisclosed from calculated Finance Charge of $741,228.59 in the amount of $365.08.
																		EXCEPTION INFO: TIL itemization did not disclose a pick up fee of $350 and a courier fee for $15 as prepaid finance charge.								Reviewed with Exceptions
204479804						CA		Primary	Refinance Cash-out - Other			9/XX/2018 2:58:43 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Reviewed with Exceptions
204479806						PA		Investment	Purchase			9/XX/2018 2:58:43 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Reviewed with Exceptions
204479807						CO		Investment	Purchase			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Reviewed with Exceptions
204479809	MD	Primary	Refinance Cash-out - Other	9/XX/2018 2:58:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204479810						OR		Investment	Refinance Cash-out - Other			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204479811						NC		Primary	Purchase			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204479812						CA		Primary	Refinance Cash-out - Other			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204479813						CA		Primary	Refinance Cash-out - Other		Yes	9/XX/2018 2:58:43 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 12/XX/2004.								Reviewed with Exceptions
204479814						VA		Primary	Purchase			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204479815	NY	Primary	Refinance Cash-out - Other	9/XX/2018 2:58:43 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204479816						RI		Investment	Refinance Cash-out - Other			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204479817						NC		Investment	Purchase			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Reviewed with Exceptions
204479818						CA		Investment	Refinance Cash-out - Other			9/XX/2018 2:58:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204479819						GA		Primary	Purchase			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204479820						NM		Investment	Refinance Cash-out - Debt Consolidation			9/XX/2018 2:58:43 PM	1			1										Loan Review Complete
204479822						OH		Investment	Refinance Cash-out - Other			9/XX/2018 4:38:13 PM	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Reviewed with Exceptions
204479823	MD	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 4:38:13 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,491.34 is underdisclosed from calculated Finance Charge of $205,542.81 in the amount of $51.47.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204479824						VA		Primary	Refinance Rate/Term			9/XX/2018 4:38:13 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204479825	UT	Primary	Purchase	9/XX/2018 4:38:13 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204479826						MO		Primary	Purchase			9/XX/2018 4:38:13 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204479827	MD	Primary	Purchase	9/XX/2018 4:38:13 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204479828	CA	Primary	Purchase	9/XX/2018 1:25:13 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.								Reviewed with Exceptions
204479829	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	9/XX/2018 4:38:13 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204479830	AZ	Second Home	Purchase	No	9/XX/2018 4:38:13 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204479831						DC		Primary	Refinance Cash-out - Debt Consolidation			9/XX/2018 4:38:13 PM	1			1										Loan Review Complete
204479832	MD	Primary	Refinance Rate/Term	9/XX/2018 4:38:13 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $671,520.07 is underdisclosed from calculated Finance Charge of $671,777.23 in the amount of $257.16.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed								Reviewed with Exceptions
204479833						MD		Investment	Refinance Cash-out - Other			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204479834	NH	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 4:38:13 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $268,151.66 is underdisclosed from calculated Finance Charge of $268,276.78 in the amount of $125.12.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204479835	FL	Primary	Refinance Cash-out - Other	9/XX/2018 4:38:13 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $241,593.86 is underdisclosed from calculated Finance Charge of $241,636.20 in the amount of $42.34.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204479836						DC		Investment	Purchase			9/XX/2018 4:38:13 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Reviewed with Exceptions
204479837	TX	Primary	Purchase	9/XX/2018 4:38:13 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,167.54 is underdisclosed from calculated Finance Charge of $152,479.09 in the amount of $311.55.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204479838	IL	Primary	Refinance Rate/Term	9/XX/2018 4:38:13 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204479839						VA		Investment	Refinance Cash-out - Other			9/XX/2018 4:38:13 PM	1			1										Loan Review Complete
204479840	VA	Primary	Purchase	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Reviewed with Exceptions
204479841	MD	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 4:38:13 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204479842	VA	Investment	Refinance Cash-out - Debt Consolidation	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Reviewed with Exceptions
204479843	NC	Primary	Purchase	9/XX/2018 4:38:13 PM	2	2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,294.05 is underdisclosed from calculated Finance Charge of $182,722.69 in the amount of $428.64.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204479844						MO		Investment	Refinance Rate/Term			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204479845						VA		Primary	Refinance Cash-out - Other			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204479847						CT		Investment	Purchase			9/XX/2018 12:47:57 PM	1			1										Loan Review Complete
204479848						FL		Second Home	Purchase			9/XX/2018 12:47:57 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Reviewed with Exceptions
204479854	CA	Primary	Refinance Cash-out - Other	10/XX/2018 9:06:59 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Reviewed with Exceptions
204479862	OR	Primary	Refinance Cash-out - Other	Yes	11/XX/2018 9:13:03 AM	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204479865	NJ	Primary	Refinance Cash-out - Other	10/XX/2018 9:06:59 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Reviewed with Exceptions
204479866	CA	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 9:06:59 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Reviewed with Exceptions
204479868	CA	Primary	Purchase	10/XX/2018 9:06:59 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,809.35 is underdisclosed from calculated Finance Charge of $262,178.91 in the amount of $369.56.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Reviewed with Exceptions
204479872	NV	Investment	Purchase	10/XX/2018 12:59:45 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Reviewed with Exceptions
204479873	MA	Primary	Purchase	10/XX/2018 12:59:45 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
204479877	NJ	Investment	Purchase	No	11/XX/2018 9:13:03 AM	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Reviewed with Exceptions
204479878	NE	Primary	Refinance Rate/Term	10/XX/2018 12:59:45 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible Fees on Refinance): Unable to test refinance due to missing information.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Reviewed with Exceptions
204479881	MA	Primary	Refinance Cash-out - Home Improvement	Tested	10/XX/2018 12:55:39 PM	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $704,710.43 is underdisclosed from calculated Finance Charge of $705,453.37 in the amount of $742.94.								Reviewed with Exceptions
204479884	VA	Primary	Refinance Cash-out - Other	10/XX/2018 12:59:45 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Reviewed with Exceptions
204479885	NJ	Primary	Refinance Cash-out - Other	Yes	11/XX/2018 9:13:03 AM	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204479886	NV	Investment	Purchase	10/XX/2018 12:59:45 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
204479895	TX	Investment	Refinance Cash-out - Other	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total XXX on a Original Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Reviewed with Exceptions
204498630	NC	Primary	Purchase	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1999.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 5%								Reviewed with Exceptions
204498631	TX	Investment	Refinance Cash-out - Other	10/XX/2018 4:18:46 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2001 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.								Reviewed with Exceptions
204498632	NY	Primary	Purchase	Yes	9/XX/2018 1:25:13 PM	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.								Reviewed with Exceptions
204498633						NC		Primary	Refinance Cash-out - Debt Consolidation			9/XX/2018 1:25:13 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.								Reviewed with Exceptions
204498634						NY		Primary	Purchase			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204498636						NC		Primary	Purchase			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204498637	NC	Primary	Refinance Cash-out - Other	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state NC - max late charge for NC is 4% - note states  5%

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Reviewed with Exceptions
204498638	NY	Primary	Refinance Cash-out - Other	9/XX/2018 1:25:13 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204498639						NY		Primary	Purchase			9/XX/2018 1:25:13 PM	1			1										Loan Review Complete
204498640	NY	Primary	Refinance Cash-out - Debt Consolidation	9/XX/2018 1:25:13 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204498641	GA	Investment	Refinance Cash-out - Other	10/XX/2018 4:18:46 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.								Reviewed with Exceptions
204498642	GA	Investment	Refinance Rate/Term	No	11/XX/2018 9:13:03 AM	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

																	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Reviewed with Exceptions
204498643	GA	Primary	Purchase	10/XX/2018 4:18:46 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2001.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204498644	NC	Primary	Refinance Rate/Term	10/XX/2018 4:18:46 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204502130	IL	UTD	Refinance UTD	Yes	9/XX/2018 1:25:13 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
204502131						IL		Primary	Purchase			9/XX/2018 1:25:13 PM	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Reviewed with Exceptions
204502132	IL	Primary	Purchase	9/XX/2018 1:25:13 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $631,864.64 is underdisclosed from calculated Finance Charge of $633,209.72 in the amount of $1,345.08.
																		EXCEPTION INFO: Unable to determine the reason for the under disclosure of $1,345.08 as the file did not contain the itemization of amount financed.								Reviewed with Exceptions
204502133						IL		Primary	Refinance Rate/Term			9/XX/2018 1:25:13 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204770108	NJ	Primary	Refinance Cash-out - Other	10/XX/2018 5:08:32 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Reviewed with Exceptions
204770122						CA		Primary	Purchase			10/XX/2018 10:59:30 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Reviewed with Exceptions
204770124	CA	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 7:21:02 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.								Reviewed with Exceptions
204770126	CA	Primary	Refinance Cash-out - Other	10/XX/2018 10:59:30 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Reviewed with Exceptions
204770129						WA		Primary	Refinance Rate/Term			10/XX/2018 5:08:32 PM	1			1										Loan Review Complete
204770136						CA		Primary	Refinance Cash-out - Other			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Reviewed with Exceptions
204770194						TX		Primary	Refinance Rate/Term			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204770196						CA		Primary	Refinance Cash-out - Other			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.								Reviewed with Exceptions
204770248						MD		Primary	Refinance Cash-out - Other			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204770259						TX		Primary	Refinance Rate/Term			10/XX/2018 9:51:54 AM	1			1										Loan Review Complete
204770262	FL	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 5:08:32 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204770290	IL	Primary	Refinance Cash-out - Other	10/XX/2018 5:03:06 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204770307	CA	Primary	Refinance Rate/Term	10/XX/2018 9:51:54 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204770314	NJ	Primary	Refinance Rate/Term	10/XX/2018 5:08:32 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

																		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Reviewed with Exceptions
204770329						CA		Primary	Purchase			10/XX/2018 5:08:32 PM	1			1										Loan Review Complete
204770358	VA	Primary	Purchase	10/XX/2018 10:59:30 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204770368	TN	Primary	Purchase	10/XX/2018 10:59:30 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Reviewed with Exceptions
204770380	CA	Primary	Refinance Cash-out - Other	10/XX/2018 5:08:32 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204770392	CA	Primary	Purchase	10/XX/2018 5:08:32 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204770458						GA		Primary	Purchase			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204770461						FL		Primary	Purchase			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204770493						TN		Primary	Purchase			10/XX/2018 5:08:32 PM	1			1										Loan Review Complete
204770517						MA		Primary	Purchase			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204770548						MA		Primary	Purchase			10/XX/2018 5:08:32 PM	1			1										Loan Review Complete
204770551						NV		Primary	Purchase			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Reviewed with Exceptions
204770552						MA		Primary	Purchase			10/XX/2018 9:51:54 AM	2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.								Reviewed with Exceptions
204770617						MN		Primary	Purchase			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. EXCEPTION INFO: Disclosure missing								Reviewed with Exceptions
204770619	FL	Primary	Refinance Cash-out - Home Improvement	10/XX/2018 10:59:30 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204770632	OH	Primary	Purchase	10/XX/2018 5:08:32 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Reviewed with Exceptions
204770636	CA	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 10:59:30 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204770638	TX	Primary	Purchase	10/XX/2018 5:08:32 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204770650						TX		Primary	Refinance Rate/Term			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions
204770665						VA		Primary	Purchase			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204770678						CO		Primary	Refinance Cash-out - Other			10/XX/2018 10:59:30 AM	1			1										Loan Review Complete
204770683	FL	Primary	Refinance Cash-out - Other	10/XX/2018 10:59:30 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Reviewed with Exceptions
204770725						NJ		Primary	Purchase			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Reviewed with Exceptions
204770737	PA	Primary	Purchase	10/XX/2018 10:59:30 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.88980% is underdisclosed from calculated APR of 9.25188% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to verify reason for APR variance due to missing information on Lender index used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $269,703.00 is underdisclosed from calculated Finance Charge of $286,065.67 in the amount of $16,362.67.
																		EXCEPTION INFO: Unable to verify reason for underdisclosure due to missing information on Lender index used.								Reviewed with Exceptions
204770764						MA		Primary	Purchase			10/XX/2018 5:08:32 PM	1			1										Loan Review Complete
204770783						NV		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 5:08:32 PM	1			1										Loan Review Complete
204770806	GA	Primary	Purchase	10/XX/2018 10:59:30 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Reviewed with Exceptions
204770835						MA		Investment	Refinance Cash-out - Other			10/XX/2018 10:59:30 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Reviewed with Exceptions
204771010	TX	Primary	Refinance Rate/Term	10/XX/2018 7:21:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,962.15 is underdisclosed from calculated Finance Charge of $148,005.63 in the amount of $43.48.
																		EXCEPTION INFO: The TIL itemization disclosed the Settlement/Closing Fee as $200.00 Per the final HUD-1, the actual cost was $250.00.								Reviewed with Exceptions
204771068						NJ		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 10:59:30 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Reviewed with Exceptions
204771081						NJ		Investment	Purchase			10/XX/2018 10:59:30 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Reviewed with Exceptions
204771142	CT	Primary	Refinance Cash-out - Other	Yes	10/XX/2018 10:59:30 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204771162						NJ		Investment	Purchase			10/XX/2018 10:59:30 AM	1			1										Loan Review Complete
204771222						LA		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204771267						OR		Primary	Purchase		No	10/XX/2018 9:51:54 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
204771319	PA	Primary	Purchase	10/XX/2018 7:21:02 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Reviewed with Exceptions
204771362	OH	Primary	Refinance Cash-out - Other	Yes	10/XX/2018 6:10:18 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
204771417	TX	Primary	Purchase	10/XX/2018 7:21:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204771422	NJ	Primary	Refinance Rate/Term	10/XX/2018 9:51:54 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.11700% is underdisclosed from calculated APR of 6.30492% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,881.26 is underdisclosed from calculated Finance Charge of $83,244.89 in the amount of $1,363.63.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204771436						TX		Primary	Refinance Rate/Term			10/XX/2018 10:59:30 AM	1			1										Loan Review Complete
204771462	OH	Primary	Refinance Rate/Term	10/XX/2018 7:21:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204771466						TX		Investment	Purchase		No	10/XX/2018 7:21:02 PM	3			3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date. EXCEPTION INFO: Notary Date on the mortgage was 10/XX/2003.									Reviewed with Exceptions
204771482	OH	Primary	Purchase	10/XX/2018 7:21:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204771494	MO	Primary	Refinance Cash-out - Other	10/XX/2018 7:21:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204771505						PA		Primary	Refinance Cash-out - Other			10/XX/2018 7:21:02 PM	1			1										Loan Review Complete
204771508	PA	Primary	Purchase	10/XX/2018 7:21:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
204771523	IN	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 7:21:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204771535	IA	Primary	Refinance Cash-out - Other	10/XX/2018 7:21:02 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,195.84 is underdisclosed from calculated Finance Charge of $92,335.84 in the amount of $140.00.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204771538	OH	Primary	Refinance Rate/Term	10/XX/2018 7:21:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204771543						TX		Primary	Refinance Rate/Term			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
204771550	PA	Primary	Purchase	10/XX/2018 7:21:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
204771580						TX		Investment	Refinance Cash-out - Other			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204771582	TX	Investment	Refinance Cash-out - Other	10/XX/2018 7:21:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
204771589	TN	Primary	Refinance Cash-out - Other	Yes	10/XX/2018 5:03:06 PM	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204771595						NY		Investment	Refinance Cash-out - Other			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204771601						TX		Investment	Refinance Cash-out - Other			10/XX/2018 7:21:02 PM	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
204771610	MO	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 4:50:17 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204771612	MI	Primary	Refinance Cash-out - Other	Yes	10/XX/2018 7:21:02 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204771618	IN	Primary	Purchase	10/XX/2018 7:21:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204771622						OH		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
204771631						MD		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 10:59:30 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Reviewed with Exceptions
204771639						MS		Primary	Purchase			10/XX/2018 5:03:06 PM	1			1										Loan Review Complete
204771645	MS	Primary	Refinance Cash-out - Other	Yes	10/XX/2018 7:21:02 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204771647	OK	Primary	Refinance Cash-out - Other	Yes	10/XX/2018 7:21:02 PM	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.97700% is underdisclosed from calculated APR of 9.27625% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,259.31 is underdisclosed from calculated Finance Charge of $72,248.45 in the amount of $989.14.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204771648	IN	Primary	Refinance UTD	Yes	10/XX/2018 7:21:02 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204771663	KS	Primary	Refinance Cash-out - Other	10/XX/2018 7:21:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204771664						LA		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204771669						TX		Primary	Refinance Rate/Term			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204771676						TX		Investment	Refinance Cash-out - Debt Consolidation			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204771685	KS	UTD	Purchase	No	10/XX/2018 7:21:02 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
204771691	TX	Primary	Refinance Rate/Term	10/XX/2018 5:03:06 PM	2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided
																		EXCEPTION INFO: Notary date on the mortgage is reflected as 12/XX/2004, which is 1 year after the date of transaction of 12/XX/2003.								Reviewed with Exceptions
204771699						LA		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204779106	NC	Primary	Refinance Rate/Term	10/XX/2018 9:51:54 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $664,321.63 is underdisclosed from calculated Finance Charge of $664,812.72 in the amount of $491.09.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of prepaid finance charges.								Reviewed with Exceptions
204779110	CA	Primary	Purchase	10/XX/2018 7:21:02 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:
																		EXCEPTION INFO: Missing from DOT								Reviewed with Exceptions
204779122						CA		Primary	Purchase			10/XX/2018 5:08:32 PM	1			1										Loan Review Complete
204779160						CA		Primary	Purchase			10/XX/2018 5:08:32 PM	1			1										Loan Review Complete
204779212						CA		Investment	Refinance Cash-out - Other			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204779218						CO		Primary	Purchase			10/XX/2018 5:08:32 PM	1			1										Loan Review Complete
204779229	VA	Second Home	Purchase	No	10/XX/2018 7:21:02 PM	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date. EXCEPTION INFO: Funding 5/XX/2005, signature date 5/XX/2005.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204779234	AZ	Primary	Purchase	10/XX/2018 7:21:02 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Reviewed with Exceptions
204779241						CA		Primary	Refinance Rate/Term			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204779276						NH		Investment	Purchase			10/XX/2018 5:08:32 PM	1			1										Loan Review Complete
204779287						NC		Primary	Purchase			10/XX/2018 5:08:32 PM	1			1										Loan Review Complete
204779307						GA		Primary	Purchase			10/XX/2018 5:08:32 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204779319						CA		Investment	Purchase			10/XX/2018 4:50:17 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
204779332	FL	Primary	Purchase	No	11/XX/2018 7:09:16 PM	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204779361	AZ	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/XX/2018 7:21:02 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
204779365						TX		Primary	Purchase			10/XX/2018 9:51:54 AM	2			2	[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
204779372						MS		Primary	Refinance Rate/Term			10/XX/2018 7:21:02 PM	1			1										Loan Review Complete
204779374	WI	Primary	Refinance UTD	Yes	10/XX/2018 7:21:02 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
204779375	TX	Primary	Purchase	10/XX/2018 7:21:02 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: Late charge fee of 6% exceeds the max allowed of 5% for the state of Texas with interest rate less than 10%.								Reviewed with Exceptions
204779376						SC		Primary	Refinance Rate/Term			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204779378						IN		Primary	Refinance Cash-out - Other			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204779382	MI	Primary	Refinance Rate/Term	10/XX/2018 7:21:02 PM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
204779386	OH	Primary	Refinance Cash-out - Other	10/XX/2018 7:21:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204779389						PA		Primary	Refinance Rate/Term			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.								Reviewed with Exceptions
204779390						OH		Investment	Refinance Cash-out - Other			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204779396	LA	Primary	Purchase	10/XX/2018 7:21:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
																		EXCEPTION INFO: Not in file.								Reviewed with Exceptions
204779401	PA	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 7:21:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204779402						OH		Investment	Purchase			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Reviewed with Exceptions
204779404	OH	Primary	Refinance Cash-out - Other	Yes	10/XX/2018 7:21:02 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204779409	TX	Primary	Purchase	10/XX/2018 5:08:32 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204779412						IN		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 7:21:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204779417	MO	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 7:21:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204779421	NC	Primary	Refinance Rate/Term	10/XX/2018 4:50:17 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $47,362.62 is underdisclosed from calculated Finance Charge of $47,584.31 in the amount of $221.69.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Reviewed with Exceptions
204779426						MI		Investment	Refinance Cash-out - Other			10/XX/2018 7:21:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
204800056	MA	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 4:50:17 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $32,495.45 is underdisclosed from calculated Finance Charge of $32,594.27 in the amount of $98.82.
EXCEPTION INFO: Unable to determine source of under disclosure due to missing TIL itemization of amount financed.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.								Reviewed with Exceptions
204881803						IN		Primary	Refinance Cash-out - Other			10/XX/2018 8:39:15 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Reviewed with Exceptions
204881810	IL	Primary	Purchase	10/XX/2018 6:10:18 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204881817						IN		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:39:15 AM	1			1										Loan Review Complete
204881822	IL	Primary	Refinance Cash-out - Other	10/XX/2018 5:03:06 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204881824	IL	Primary	Purchase	10/XX/2018 5:03:06 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204881830	IL	Primary	UTD UTD	UTD	10/XX/2018 5:03:06 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204881833	IL	Primary	Refinance Rate/Term	10/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204881838						MD		Primary	Purchase			10/XX/2018 8:39:15 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204881844						IN		Primary	Purchase			10/XX/2018 8:39:15 AM	1			1										Loan Review Complete
204881846						IL		Primary	Purchase			10/XX/2018 8:39:15 AM	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Reviewed with Exceptions
204881848	IL	Primary	Purchase	10/XX/2018 5:03:06 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Reviewed with Exceptions
204881852	NC	Primary	Refinance Rate/Term	10/XX/2018 8:39:15 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204881861	MD	Primary	Refinance Cash-out - Other	10/XX/2018 5:03:06 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for an MD loan is 36 months - note states 60 months. Lender is XXX

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for an MD loan is 36 months - note states 60 months. Lender is XXX								Reviewed with Exceptions
204881868	MD	Primary	Refinance UTD	Yes	10/XX/2018 5:03:06 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204881872	IL	Primary	Purchase	10/XX/2018 5:03:06 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204881884						IN		Investment	Purchase			10/XX/2018 8:39:15 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204881889	IL	Primary	Refinance Rate/Term	10/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.								Reviewed with Exceptions
204881926						IN		Primary	Purchase			10/XX/2018 8:39:15 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
204881928						MD		Primary	Purchase			10/XX/2018 8:39:15 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Reviewed with Exceptions
204881938	NJ	Primary	Purchase	10/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
EXCEPTION INFO: ARM loan program disclosure not provided to the borrower within three (3) days of application. The disclosure was signed and dated at closing 12/XX/2003

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
EXCEPTION INFO: The Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet was not provided to the borrower.

[2] State Compliance - (State Covered Loan) New Jersey Covered Loan (Points and Fees): New Jersey Covered Loan: Points and fees on subject loan of XXX is in excess of the allowable maximum of 4% of the Total Loan Amount. Points and fees of XXX on a Total Loan Amount of XXX vs an allowable total of XXX  Compliant Covered Loan.
																		EXCEPTION INFO: The loan points and fees exceed the allowable limit of 4%								Reviewed with Exceptions
204881946	IN	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.								Reviewed with Exceptions
204881953	NC	Primary	Refinance Cash-out - Other	10/XX/2018 5:03:06 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: 5% late charge exceeds 4% maximum per state (NC).								Reviewed with Exceptions
204881961	IL	Primary	Purchase	10/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $325,867.61 is underdisclosed from calculated Finance Charge of $326,242.46 in the amount of $374.85.
																		EXCEPTION INFO: TIL Itemization did not disclose the email fee of $25 as a prepaid finance charge and disclosed the settlement fee as $150 vs $500 on the HUD statement.								Reviewed with Exceptions
204881967						MD		Primary	Purchase			10/XX/2018 8:39:15 AM	1			1										Loan Review Complete
204881993	MD	Primary	Refinance Cash-out - Other	10/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: State does not accept prepayment penalties on 1st mortgages								Reviewed with Exceptions
204881996						IL		Primary	Refinance Cash-out - Other			10/XX/2018 5:03:06 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204882000						IN		Primary	Refinance Cash-out - Other			10/XX/2018 8:39:15 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204882001						IL		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:39:15 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
204882005	IL	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 5:03:06 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Reviewed with Exceptions
204882009						IL		Primary	Purchase			10/XX/2018 6:10:18 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Reviewed with Exceptions
204882019	IL	Primary	Refinance Cash-out - Other	10/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions
204882023	IL	Primary	Refinance Cash-out - Other	10/XX/2018 5:03:06 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204882030	IN	Primary	Refinance Cash-out - Other	10/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,184.20 is underdisclosed from calculated Finance Charge of $74,315.81 in the amount of $131.61.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204882060						IL		Primary	Purchase			10/XX/2018 6:10:18 PM	1			1										Loan Review Complete
204882074						NJ		Primary	Purchase			10/XX/2018 8:39:15 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Reviewed with Exceptions
204882091						IL		Primary	Refinance Cash-out - Other			10/XX/2018 8:39:15 AM	1			1										Loan Review Complete
204882097	IN	Primary	Purchase	10/XX/2018 8:39:15 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
204882121						MD		Primary	Refinance Cash-out - Other			10/XX/2018 6:10:18 PM	1			1										Loan Review Complete
204882123	IL	Primary	Refinance Cash-out - Other	10/XX/2018 8:39:15 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204882132						IL		Primary	Refinance Cash-out - Other			10/XX/2018 8:39:15 AM	1			1										Loan Review Complete
204882133	IN	Primary	Refinance Cash-out - Other	10/XX/2018 8:39:15 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204882140						NC		Primary	Purchase			10/XX/2018 8:39:15 AM	1			1										Loan Review Complete
204882145	IL	Primary	UTD UTD	UTD	10/XX/2018 5:03:06 PM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204882148						IN		Primary	Refinance Rate/Term			10/XX/2018 8:39:15 AM	1			1										Loan Review Complete
204882169						NC		Primary	Purchase			10/XX/2018 8:39:15 AM	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Reviewed with Exceptions
204882172	MD	Primary	Refinance Rate/Term	10/XX/2018 8:39:15 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $642,183.65 is underdisclosed from calculated Finance Charge of $642,268.66 in the amount of $85.01.
																		EXCEPTION INFO: TIL Itemization did not disclose the release tracking fee of $90 as a prepaid finance charge.								Reviewed with Exceptions
204882188						NJ		Primary	Purchase			10/XX/2018 5:03:06 PM	1			1										Loan Review Complete
204882202	IN	Primary	Purchase	No	10/XX/2018 8:39:15 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204882208						NC		Investment	Purchase			10/XX/2018 8:39:15 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204882221						MD		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 5:03:06 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Reviewed with Exceptions
204882225	MD	Primary	Refinance Rate/Term	10/XX/2018 5:03:06 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,522.23 is underdisclosed from calculated Finance Charge of $262,586.76 in the amount of $64.53.
																		EXCEPTION INFO: Itemization of amount financed did not disclose a $65 title courier fee as prepaid finance charges.								Reviewed with Exceptions
204882226	IN	Primary	Refinance Rate/Term	Yes	10/XX/2018 5:03:06 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204882239						NC		Primary	Refinance Cash-out - Other			10/XX/2018 8:39:15 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204882250						NC		Primary	Refinance Cash-out - Other			10/XX/2018 8:39:15 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Reviewed with Exceptions
204882253	MD	Primary	Purchase	10/XX/2018 5:03:06 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $72,673.89 is underdisclosed from calculated Finance Charge of $72,908.96 in the amount of $235.07.
																		EXCEPTION INFO: Unable to determine cause of underdisclosure; itemization is missing.								Reviewed with Exceptions
204882267						NC		Primary	Refinance Cash-out - Other			10/XX/2018 8:39:15 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204919582	IA	Primary	Refinance Cash-out - Other	10/XX/2018 8:47:28 AM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204919584						KY		Primary	Refinance Rate/Term			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
204919585	OH	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 8:47:28 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,370.26 is underdisclosed from calculated Finance Charge of $88,434.26 in the amount of $64.00.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Reviewed with Exceptions
204919586	TN	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 8:57:06 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204919588	GA	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,532.41 is underdisclosed from calculated Finance Charge of $96,881.42 in the amount of $349.01.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Reviewed with Exceptions
204919589						FL		Primary	Refinance Cash-out - Other			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
204919592	NE	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204919593	MO	Investment	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	3	3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
																	EXCEPTION INFO: Declarations on 1003 indicate owner occupied, however, loan closed as investment property.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
204919597	TN	Primary	Refinance UTD	Yes	10/XX/2018 8:47:28 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204919598	NY	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204919599						LA		Primary	Refinance Cash-out - Other			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204919600	LA	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204919601	TN	Primary	Refinance Cash-out - Other	10/XX/2018 8:47:28 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204919603						MS		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
204919604						NY		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204919605						OH		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204919606	ID	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 8:57:06 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204919607	SC	Primary	Purchase	10/XX/2018 8:47:28 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204919608						SC		Primary	Purchase			10/XX/2018 8:47:28 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
204919609						TN		Primary	Refinance Cash-out - Other			10/XX/2018 8:57:06 AM	1			1										Loan Review Complete
204919610						OH		Primary	Refinance Cash-out - Other		Yes	10/XX/2018 8:47:28 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
204919611	AL	Primary	Refinance Cash-out - Other	10/XX/2018 8:47:28 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
EXCEPTION INFO: Not provided.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
204919612	AL	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 8:57:06 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204919613						FL		Primary	Refinance Cash-out - Other			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204919614						PA		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
204919615	PA	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 8:47:28 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204919616	OH	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204919617	MI	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204919618						MS		Primary	Refinance Rate/Term			10/XX/2018 8:47:28 AM	1			1										Loan Review Complete
204919620						OH		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
204919621						IA		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204919623	LA	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.								Reviewed with Exceptions
204919624	SC	Primary	Purchase	10/XX/2018 8:47:28 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
204919625	MN	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2, Lien Position: 3, Lien Position: 4	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,892.79 is underdisclosed from calculated Finance Charge of $75,952.79 in the amount of $60.00.
																		EXCEPTION INFO: TIL Itemization did not disclose the courier fee of $60 as prepaid finance charges.								Reviewed with Exceptions
204919628						CA		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
204919630	TN	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: Exceeds state maximum.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Exceeds state maximum.

																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Reviewed with Exceptions
204919631	PA	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204919633						FL		Primary	Refinance Rate/Term			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
204919634	WA	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.								Reviewed with Exceptions
204919635						LA		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204919636	CA	UTD	UTD UTD	UTD	10/XX/2018 8:57:06 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
204919638						FL		Primary	Refinance Cash-out - Other			10/XX/2018 8:57:06 AM	1			1										Loan Review Complete
204919641						AL		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
204919642						FL		Primary	Refinance Cash-out - Other			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204919644						FL		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
204919645	MS	Primary	Purchase	No	10/XX/2018 8:57:06 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204919646	MO	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 8:47:28 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204919647	AL	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $34,991.49 is underdisclosed from calculated Finance Charge of $35,056.50 in the amount of $65.01.
																		EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.								Reviewed with Exceptions
204919649	FL	Primary	Refinance Rate/Term	Yes	10/XX/2018 8:47:28 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204919650	IA	Primary	Refinance UTD	Yes	10/XX/2018 8:57:06 AM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204919652						OH		Primary	Refinance Cash-out - Other			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
204919653						CA		Primary	Refinance Cash-out - Other		Yes	10/XX/2018 8:57:06 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
204919654	NE	Primary	Refinance Rate/Term	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																		[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act: Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower.								Reviewed with Exceptions
204919655						WI		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
204919657						WI		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204919658	MI	Primary	Refinance UTD	Yes	10/XX/2018 8:57:06 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204919659						OH		Primary	Refinance Cash-out - Other			10/XX/2018 8:57:06 AM	1			1										Loan Review Complete
204919660	OR	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Reviewed with Exceptions
204919662	SC	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.

[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.								Reviewed with Exceptions
204919663	SC	Primary	Purchase	10/XX/2018 8:47:28 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Reviewed with Exceptions
204919664						NY		Primary	Refinance Cash-out - Other		Yes	10/XX/2018 8:47:28 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
204919665	NY	Primary	Refinance Cash-out - Other	10/XX/2018 8:47:28 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204919667						TN		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204919668	OH	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
204919669	OH	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204919670						OH		Primary	Refinance Cash-out - Other			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
204919671						FL		Primary	Refinance Cash-out - Other			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204919672	FL	Primary	Refinance Cash-out - Other	10/XX/2018 8:47:28 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204919673						OK		Primary	Refinance Cash-out - Other			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Reviewed with Exceptions
204919675						FL		Primary	Refinance Cash-out - Other			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Reviewed with Exceptions
204919676	OK	Primary	Refinance Cash-out - Other	10/XX/2018 8:47:28 AM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
204919677	WI	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204919679	MO	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 8:47:28 AM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. EXCEPTION INFO: File does not contain either Preliminary or Final Title	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Reviewed with Exceptions
204919680						TN		Primary	Refinance Cash-out - Other			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Reviewed with Exceptions
204919681						TN		Primary	Refinance Cash-out - Other			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204919682	PA	Primary	Refinance UTD	Yes	10/XX/2018 8:57:06 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204919683						PA		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204919684						AL		Primary	Refinance Cash-out - Other			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204919686	MI	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Reviewed with Exceptions
204919687						NV		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Reviewed with Exceptions
204919688	FL	Primary	Refinance Cash-out - Other	10/XX/2018 8:47:28 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions
204919689	AL	Primary	Refinance UTD	Yes	10/XX/2018 8:57:06 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204919690	OK	Primary	Refinance Rate/Term	10/XX/2018 8:47:28 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: The Final TIL is missing - no signature date

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 12/XX/2003.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204919691						OH		Primary	Refinance Cash-out - Other			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Reviewed with Exceptions
204919692	KY	Primary	UTD UTD	UTD	10/XX/2018 8:57:06 AM	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204919693						TN		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Reviewed with Exceptions
204919694	FL	Primary	Refinance Cash-out - Other	10/XX/2018 8:57:06 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204919695						OK		Primary	Refinance Cash-out - Other			10/XX/2018 8:57:06 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204919697						OH		Primary	Refinance Cash-out - Other		Yes	10/XX/2018 8:57:06 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Reviewed with Exceptions
204919698						FL		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Reviewed with Exceptions
204919755	GA	Primary	Refinance Cash-out - Other	10/XX/2018 8:47:28 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204919758						GA		Primary	Purchase			10/XX/2018 8:47:28 AM	1			1										Loan Review Complete
204919783						SC		Primary	Purchase			10/XX/2018 8:47:28 AM	2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Reviewed with Exceptions
204919784						GA		Primary	Purchase			10/XX/2018 8:47:28 AM	1			1										Loan Review Complete
204919785						GA		Primary	Purchase			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Reviewed with Exceptions
204919786						GA		Primary	Purchase			10/XX/2018 8:47:28 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Reviewed with Exceptions
204919787						GA		Primary	Purchase			10/XX/2018 8:47:28 AM	1			1										Loan Review Complete
204919789						NM		Primary	Purchase			10/XX/2018 8:47:28 AM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Reviewed with Exceptions
204919790						NM		Primary	Purchase			10/XX/2018 8:47:28 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
204919792	GA	Primary	Purchase	10/XX/2018 8:47:28 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Reviewed with Exceptions
204935520	AL	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 9:44:19 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204935521	OH	Primary	Purchase	10/XX/2018 9:44:19 PM	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204935522	AL	Primary	Purchase	10/XX/2018 9:44:19 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204935523	PA	Primary	Purchase	10/XX/2018 9:44:19 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204935524	AL	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 9:44:19 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions
204935526						TX		Investment	Purchase			10/XX/2018 9:44:19 PM	1			1										Loan Review Complete
204935527	OH	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 9:44:19 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204935528						MS		Primary	Refinance Cash-out - Debt Consolidation			10/XX/2018 9:44:19 PM	1			1										Loan Review Complete
204935529	FL	Primary	Refinance Cash-out - Other	Yes	11/XX/2018 9:13:03 AM	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204935530	FL	Investment	Purchase	No	11/XX/2018 9:13:03 AM	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Reviewed with Exceptions
204935531	AZ	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 9:44:19 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Reviewed with Exceptions
204935532	RI	Primary	Purchase	10/XX/2018 9:44:19 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions
204935533	AL	Primary	Purchase	10/XX/2018 9:44:19 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Reviewed with Exceptions
204935534	CA	Primary	Refinance Cash-out - Debt Consolidation	10/XX/2018 9:44:19 PM	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $569,393.91 is underdisclosed from calculated Finance Charge of $576,719.62 in the amount of $7,325.71.
																		EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.415% per the approval, however the lowest index value available in the lookback period is 3.48%								Reviewed with Exceptions
204935545	PA	UTD	Purchase	10/XX/2018 9:44:19 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Reviewed with Exceptions
205001134	VA	Primary	Refinance Cash-out - Other	Yes	10/XX/2018 5:36:19 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions